UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 19, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended March 31, 2011.

Investment Objectives and Policies

The eight Portfolios of this fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein (the “Adviser”) considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The Portfolios may also invest in forward commitments, zero coupon municipal securities and variable, floating and inverse floating rate municipal securities and derivatives, such as options, futures, forwards and swaps.

Investment Results

The tables on pages 6-8 show performance for each Portfolio compared to its benchmark, the Barclays Capital Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2011.

For the six-month period ended March 31, 2011, all of the Portfolios before sales charges declined, how-

ever, Class A shares of the Arizona, Michigan, Minnesota, Ohio, Pennsylvania and Virginia Portfolios outperformed their benchmark, while Class A shares of the Massachusetts and New Jersey Portfolios underperformed their benchmark. For the 12-month period, before sales charges, Class A shares of the Michigan, Ohio, Pennsylvania and Virginia Portfolios outperformed their benchmark, while Class A shares of the Arizona, Massachusetts, Minnesota and New Jersey Portfolios underperformed their benchmark.

In general, the Portfolios’ interest-rate and yield-curve exposure were the main contributors to relative returns. The Portfolios continued to underweight the longest maturity bonds as the Portfolios’ manager, the Municipal Bond Investment Team (the “Team”) does not believe investors are being adequately compensated for the risk of rising interest rates.

No new derivative positions were entered in any of the Portfolios for the reporting periods. Any previously executed swaps were for hedging purposes, and did not meaningfully impact performance.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for both the six- and 12-month reporting period ended March 31, 2011 follows.

Arizona Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

month period, without sales charges. Security selection in the special tax sector helped performance, as did sector positioning in the housing sector. Detracting from performance was security selection in the housing and power sectors. For the 12-month period, Class A shares of the Portfolio underperformed the benchmark, without sales charges, hurt by security selection in the housing, power and transportation sectors, while it contributed in the industrial and special tax sectors.

Massachusetts Portfolio – Class A shares of the Portfolio declined and underperformed the benchmark for the six-month period, without sales charges. For the six-month period, sector positioning and security selection in the education sector detracted from performance, while it contributed in the special tax sector. For the 12-month period, Class A shares of the Portfolio underperformed the benchmark, without sales charges, hurt by sector positioning and security selection in the education sector and security selection in the water sector. Security selection in the special tax sector contributed.

Michigan Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-month period, without sales charges. For the six-month period, sector positioning in the housing sector contributed, as did security selection in the education sector. Security selection detracted in the housing sector. For the 12-month period, Class A shares of the Portfolio outperformed the benchmark, without sales charges, helped by security selection in the education and health care sectors. Security selection in the housing sector detracted.

Minnesota Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-month period, without sales charges. For the six-month period, sector selection in the housing sector contributed, although this was mitigated by security selection in the sector. For the 12-month period, Class A shares of the Portfolio underperformed the benchmark, without sales charges, by two basis points. Security selection in the housing sector detracted from performance, while sector positioning in the sector contributed to relative returns.

New Jersey Portfolio – Class A shares of the Portfolio declined and underperformed the benchmark by one basis point for the six-month period, without sales charges. For the six-month period, security selection in the leasing sector detracted from performance, while it contributed in the special tax sector. For the 12-month period, Class A shares of the Portfolio underperformed the benchmark, without sales charges, hurt by sector positioning in the industrial sector and security selection in the leasing sector. Security selection in the industrial sector contributed.

Ohio Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-month period, without sales charges. For the six-month period, security selection in the special tax sector contributed to performance,

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

while it detracted in the health care sector. For the 12-month period, Class A shares of the Portfolio outperformed the benchmark, without sales charges, helped by security selection in the special tax and leasing sectors. Security selection in the health care sector detracted.

Pennsylvania Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-month period, without sales charges. For the six-month period, security selection in the special tax sector contributed to performance, while it detracted in the transportation sector. For the 12-month period, Class A shares of the Portfolio outperformed the benchmark, without sales charges, helped by security selection in the special tax sector, while security selection in the transportation sector detracted.

Virginia Portfolio – Class A shares of the Portfolio declined, but outperformed the benchmark for the six-month period, without sales charges. For the six-month period, sector positioning in the housing sector contributed to performance, while security selection in the water sector detracted. For the 12-month period, Class A shares of the Portfolio outperformed the benchmark, without sales charges, helped by security selection in the industrial sector. Security selection in the water sector detracted.

Market Review And Investment Strategy

Although cities and states still face significant stress as they work to close projected budget shortfalls, tax revenues are rising and municipalities are making the necessary hard decisions. The Portfolios continue to focus buying efforts on bonds backed by essential services, which the Team believes are better insulated against the financial difficulties of state and local general obligation and related bonds.

The primary source of tax revenues for localities is property tax, and despite the sharp decline in housing values, growth of property tax revenue collections has remained positive. Bonds backed by fees for essential services such as electricity and water are more resistant to budget troubles. Therefore, the Team continues to focus buying activity in these revenue bonds, which they have found to be well insulated from the budget battles and financial difficulties of state and local governments.

Currently, due to weak demand and lingering credit-quality concerns, many investors want to buy only the highest rated and/or highest-quality municipal bonds. This has created an opportunity to earn additional yield by buying certain lower-rated bonds that the Team’s research has identified as maintaining strong credit quality. In particular, where possible, the Team has emphasized BBB- and A-rated bonds to take advantage of this extra yield, which is high by historical standards.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2011, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been prerefunded are as follows:

Portfolio	Insured Bonds	Prerefunded/ ETM* Bonds
Arizona	47.4%	2.4%
Massachusetts	23.1%	4.1%
Michigan	34.5%	8.1%
Minnesota	25.6%	1.7%
New Jersey	41.7%	9.6%
Ohio	47.4%	12.5%
Pennsylvania	49.2%	6.3%
Virginia	23.5%	0.0%

*	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal security may reduce the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund / Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolio was 4.25%. If the Class A annualized returns for the Portfolio and Portfolio returns shown reflected the deduction of the former maximum front-end sales charge, its returns would be lower. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Barclays Capital Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

The market values of the Portfolios’ holdings rise and fall from day to day, so investments may lose value. Debt securities issued by state or local governments may be subject to special political, legal, economic and market factors that can have a significant effect on the portfolio’s yield or value. As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline. Prices for goods and services tend to rise over time, which may erode the purchasing power of investments. Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market. Liquidity risk involves the difficulty of purchasing or selling a security at an advantageous time or price.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS.THEIR BENCHMARKS PERIODS ENDED MARCH 31, 2011

	NAV Returns
	6 Months	12 Months
Arizona Portfolio
Class A	-3.39%	1.50%

Class B*	-3.73%	0.80%

Class C	-3.73%	0.79%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

	NAV Returns
	6 Months	12 Months
Massachusetts Portfolio
Class A	-3.92%	1.35%

Class B*	-4.17%	0.67%

Class C	-4.26%	0.66%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

	NAV Returns
	6 Months	12 Months
Michigan Portfolio
Class A	-2.05%	1.78%

Class B*	-2.34%	1.09%

Class C	-2.30%	1.17%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS.THEIR BENCHMARKS PERIODS ENDED MARCH 31, 2011

	NAV Returns
	6 Months	12 Months
Minnesota Portfolio
Class A	-2.73%	1.61%

Class B*	-3.07%	0.91%

Class C	-3.07%	0.90%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

	NAV Returns
	6 Months	12 Months
New Jersey Portfolio
Class A	-3.69%	1.54%

Class B*	-4.02%	0.84%

Class C	-3.92%	0.94%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

	NAV Returns
	6 Months	12 Months
Ohio Portfolio
Class A	-1.96%	2.30%

Class B*	-2.30%	1.60%

Class C	-2.30%	1.49%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS.THEIR BENCHMARKS PERIODS ENDED MARCH 31, 2011

	NAV Returns
	6 Months	12 Months
Pennsylvania Portfolio
Class A	-3.09%	2.17%

Class B*	-3.43%	1.47%

Class C	-3.43%	1.46%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

	NAV Returns
	6 Months	12 Months
Virginia Portfolio
Class A	-2.55%	2.60%

Class B*	-2.89%	1.90%

Class C	-2.89%	1.90%

Barclays Capital Municipal Bond Index	-3.68%	1.63%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.93%	6.33%
1 Year	1.50%	-1.58%
5 Years	3.47%	2.84%
10 Years	4.36%	4.05%

Class B Shares			3.34%	5.38%
1 Year	0.80%	-2.10%
5 Years	2.75%	2.75%
10 Years(a)	3.95%	3.95%

Class C Shares			3.35%	5.40%
1 Year	0.79%	-0.17%
5 Years	2.75%	2.75%
10 Years	3.65%	3.65%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-1.58%
5 Years	2.84%
10 Years	4.05%

Class B Shares
1 Year	-2.10%
5 Years	2.75%
10 Years(a)	3.95%

Class C Shares
1 Year	-0.17%
5 Years	2.75%
10 Years	3.65%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.94%, 1.65% and 1.64% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.90%	4.71%
1 Year	1.35%	-1.70%
5 Years	3.76%	3.14%
10 Years	4.22%	3.90%

Class B Shares			2.28%	3.70%
1 Year	0.67%	-2.27%
5 Years	3.05%	3.05%
10 Years(a)	3.80%	3.80%

Class C Shares			2.29%	3.72%
1 Year	0.66%	-0.32%
5 Years	3.05%	3.05%
10 Years	3.51%	3.51%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-1.70%
5 Years	3.14%
10 Years	3.90%

Class B Shares
1 Year	-2.27%
5 Years	3.05%
10 Years(a)	3.80%

Class C Shares
1 Year	-0.32%
5 Years	3.05%
10 Years	3.51%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.93%, 1.64% and 1.63% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.18%	5.11%
1 Year	1.78%	-1.27%
5 Years	3.48%	2.86%
10 Years	4.48%	4.16%

Class B Shares			2.55%	4.10%
1 Year	1.09%	-1.85%
5 Years	2.77%	2.77%
10 Years(a)	4.04%	4.04%

Class C Shares			2.57%	4.13%
1 Year	1.17%	0.20%
5 Years	2.79%	2.79%
10 Years	3.76%	3.76%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-1.27%
5 Years	2.86%
10 Years	4.16%

Class B Shares
1 Year	-1.85%
5 Years	2.77%
10 Years(a)	4.04%

Class C Shares
1 Year	0.20%
5 Years	2.79%
10 Years	3.76%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.06%, 1.78% and 1.76% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.24%	5.41%
1 Year	1.61%	-1.43%
5 Years	3.43%	2.80%
10 Years	4.11%	3.79%

Class B Shares			2.55%	4.26%
1 Year	0.91%	-2.04%
5 Years	2.71%	2.71%
10 Years(a)	3.67%	3.67%

Class C Shares			2.64%	4.41%
1 Year	0.90%	-0.09%
5 Years	2.70%	2.70%
10 Years	3.40%	3.40%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-1.43%
5 Years	2.80%
10 Years	3.79%

Class B Shares
1 Year	-2.04%
5 Years	2.71%
10 Years(a)	3.67%

Class C Shares
1 Year	-0.09%
5 Years	2.70%
10 Years	3.40%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.76% and 1.72% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.59%	6.19%
1 Year	1.54%	-1.47%
5 Years	3.15%	2.53%
10 Years	3.53%	3.21%

Class B Shares			2.97%	5.12%
1 Year	0.84%	-2.08%
5 Years	2.43%	2.43%
10 Years(a)	3.09%	3.09%

Class C Shares			2.99%	5.15%
1 Year	0.94%	-0.04%
5 Years	2.45%	2.45%
10 Years	2.81%	2.81%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-1.47%
5 Years	2.53%
10 Years	3.21%

Class B Shares
1 Year	-2.08%
5 Years	2.43%
10 Years(a)	3.09%

Class C Shares
1 Year	-0.04%
5 Years	2.45%
10 Years	2.81%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.68% and 1.67% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.09%	5.05%
1 Year	2.30%	-0.78%
5 Years	3.64%	3.01%
10 Years	4.15%	3.83%

Class B Shares			2.46%	4.02%
1 Year	1.60%	-1.36%
5 Years	2.93%	2.93%
10 Years(a)	3.71%	3.71%

Class C Shares			2.48%	4.06%
1 Year	1.49%	0.51%
5 Years	2.92%	2.92%
10 Years	3.41%	3.41%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-0.78%
5 Years	3.01%
10 Years	3.83%

Class B Shares
1 Year	-1.36%
5 Years	2.93%
10 Years(a)	3.71%

Class C Shares
1 Year	0.51%
5 Years	2.92%
10 Years	3.41%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.71% and 1.69% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.65%	5.79%
1 Year	2.17%	-0.94%
5 Years	3.23%	2.61%
10 Years	4.22%	3.90%

Class B Shares			3.04%	4.83%
1 Year	1.47%	-1.45%
5 Years	2.51%	2.51%
10 Years(a)	3.78%	3.78%

Class C Shares			3.05%	4.84%
1 Year	1.46%	0.49%
5 Years	2.51%	2.51%
10 Years	3.49%	3.49%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-0.94%
5 Years	2.61%
10 Years	3.90%

Class B Shares
1 Year	-1.45%
5 Years	2.51%
10 Years(a)	3.78%

Class C Shares
1 Year	0.49%
5 Years	2.51%
10 Years	3.49%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.73% and 1.71% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.95%, 1.65% and 1.65% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.26%	5.32%
1 Year	2.60%	-0.46%
5 Years	3.83%	3.21%
10 Years	4.57%	4.25%

Class B Shares			2.65%	4.33%
1 Year	1.90%	-1.05%
5 Years	3.12%	3.12%
10 Years(a)	4.13%	4.13%

Class C Shares			2.67%	4.36%
1 Year	1.90%	0.91%
5 Years	3.11%	3.11%
10 Years	3.86%	3.86%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
Class A Shares
1 Year	-0.46%
5 Years	3.21%
10 Years	4.25%

Class B Shares
1 Year	-1.05%
5 Years	3.12%
10 Years(a)	4.13%

Class C Shares
1 Year	0.91%
5 Years	3.11%
10 Years	3.86%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.92%, 1.64% and 1.62% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.72%, 1.42% and 1.42% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$966.14	$3.82	0.78%
Hypothetical**	$1,000	$1,021.04	$3.93	0.78%
Class B
Actual	$1,000	$962.72	$7.24	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%
Class C
Actual	$1,000	$962.70	$7.24	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$960.76	$4.01	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class B
Actual	$1,000	$958.27	$7.42	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$957.39	$7.42	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$979.50	$4.98	1.01%
Hypothetical**	$1,000	$1,019.90	$5.09	1.01%
Class B
Actual	$1,000	$976.57	$8.43	1.71%
Hypothetical**	$1,000	$1,016.40	$8.60	1.71%
Class C
Actual	$1,000	$976.97	$8.43	1.71%
Hypothetical**	$1,000	$1,016.40	$8.60	1.71%

Minnesota Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$972.66	$4.43	0.90%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%
Class B
Actual	$1,000	$969.28	$7.86	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$969.28	$7.86	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$963.10	$4.26	0.87%
Hypothetical**	$1,000	$1,020.59	$4.38	0.87%
Class B
Actual	$1,000	$959.79	$7.67	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%
Class C
Actual	$1,000	$960.79	$7.68	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$980.38	$4.20	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class B
Actual	$1,000	$977.00	$7.64	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Class C
Actual	$1,000	$976.95	$7.64	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

Pennsylvania Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$969.08	$4.66	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class B
Actual	$1,000	$965.70	$8.09	1.65%
Hypothetical**	$1,000	$1,016.70	$8.30	1.65%
Class C
Actual	$1,000	$965.70	$8.09	1.65%
Hypothetical**	$1,000	$1,016.70	$8.30	1.65%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$974.54	$3.54	0.72%
Hypothetical**	$1,000	$1,021.34	$3.63	0.72%
Class B
Actual	$1,000	$971.14	$6.98	1.42%
Hypothetical**	$1,000	$1,017.85	$7.14	1.42%
Class C
Actual	$1,000	$971.10	$6.98	1.42%
Hypothetical**	$1,000	$1,017.85	$7.14	1.42%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

BOND RATING SUMMARY*

March 31, 2011 (unaudited)

*	All data are as of March 31, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2011 (unaudited)

*	All data are as of March 31, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2011 (unaudited)

*	All data are as of March 31, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.9%
Long-Term Municipal Bonds – 100.9%
Arizona – 78.2%
Arizona Cap Fac Fin Corp. (Arizona St Univ) Series 00 6.25%, 9/01/32	$2,000	$1,780,080
Arizona COP AGM Series A 5.00%, 9/01/24	6,000	6,017,100
Arizona Dept of Admin Svc (Arizona Lottery) AGM Series 2010A 5.00%, 7/01/28	6,000	5,870,700
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,001,750
Arizona Hlth Fac Auth (Blood Systems, Inc.) Series 04 5.00%, 4/01/19	750	761,633
Arizona Hlth Fac Auth (Catholic Healthcare West) Series 2009 D 5.00%, 7/01/28	1,000	913,790
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.25%, 2/01/42(a)	1,150	1,009,252
Arizona St Univ (Arizona State Univ COP Rsch Infra) AMBAC Series 05A 5.00%, 9/01/23	2,000	2,016,760
Arizona St West Campus Hsg AMBAC Series 05 5.00%, 7/01/30	2,200	1,814,978
Arizona Tourism & Sports Auth (Arizona Tourism/sports Spl Tax) NPFGC Series 03A 5.00%, 7/01/25	2,400	2,330,784
Arizona Trnsp Brd Hwy Series 04B 5.00%, 7/01/24	4,300	4,435,751
Arizona Wtr Infra Fin Auth (Arizona SRF) Series 06A 5.00%, 10/01/24	4,000	4,225,640
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	405	332,509

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Downtown Phoenix Hotel Corp FGIC Series 2005A 5.00%, 7/01/29	$1,400	$1,141,238
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	1,155	1,155,624
Estrella Mtn CFD AZ Golf Vlg Series 01A 7.875%, 7/01/25	2,453	2,470,711
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys) Series 04 4.90%, 4/01/19	2,315	2,343,637
Glendale AZ IDA (John C Lincoln Hlth Ctr) Series 05B 5.25%, 12/01/22	1,000	933,700
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 99 5.95%, 10/01/23	3,160	2,739,594
Greater AZ Dev Auth NPFGC Series 05A 5.00%, 8/01/21	1,600	1,631,008
NPFGC Series 05B 5.00%, 8/01/25	4,320	4,280,472
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00 7.50%, 7/01/24	495	472,596
Hassayampa CFD AZ Series 96 7.75%, 7/01/21	1,890	1,863,502
Maricopa Cnty AZ IDA SFMR Series 01 5.63%, 3/01/33	205	205,150
Maricopa Cnty AZ USD #89 GO 6.25%, 7/01/26	3,700	4,015,055
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog) 8.00%, 5/01/25	2,000	2,172,900
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth) AMBAC Series 05 5.00%, 6/01/27	1,000	999,930
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac) AMBAC Series 04 5.125%, 9/01/21-9/01/24	7,140	7,190,898

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport) 5.00%, 7/01/26	$4,080	$4,114,190
Series 2010A 5.00%, 7/01/31	2,000	1,909,180
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) NPFGC-RE Series 05A 5.00%, 7/01/23	5,500	5,591,960
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall) AMBAC 5.00%, 9/15/25	5,935	5,892,624
Pima Cnty AZ IDA (American Charter Sch Fdntn) Series 2007A 5.50%, 7/01/26	1,000	881,170
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	1,500	1,361,145
Pima Cnty AZ IDA MFHR Series 99 7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,384,660
Pima Cnty AZ Swr AGM 5.00%, 7/01/25	2,000	2,038,400
Pinal Cnty AZ COP Series 04 5.00%, 12/01/24	2,000	1,980,360
AMBAC Series 01 5.125%, 6/01/21 (Pre-refunded/ETM)	1,000	1,017,540
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 06A 5.25%, 10/01/22	1,400	1,273,594
Queen Creek AZ ID #1 5.00%, 1/01/26	600	551,148
Salt River Proj Agric Impt & Pwr Dist AZ Series A 5.00%, 1/01/29	3,400	3,491,936
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/22-12/01/23	1,165	1,115,056
Series 2007 5.00%, 12/01/37	1,000	827,870

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Scottsdale AZ IDA (Scottsdale Healthcare) 5.00%, 9/01/23	$1,500	$1,468,725
AGM 5.00%, 9/01/35	1,500	1,381,470
Show Low AZ ID #6 ACA Series 00 6.00%, 1/01/18	855	833,685
Show Low AZ IDA (Navapache Reg Medical Ctr) RADIAN Series 05 5.00%, 12/01/25	1,415	1,300,215
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,650	1,487,128
Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	1,297	1,233,304
Tempe AZ Excise Tax 5.00%, 7/01/24	1,035	1,085,622
Tolleson AZ IDA MFHR (Copper Cove Apts) Series 01A 5.50%, 11/20/41	5,825	5,656,774
Tucson & Pima Cnty AZ IDA SFMR Series 01A-1 6.35%, 1/01/34	440	445,676
Tucson AZ Arpt Auth AMBAC Series 01 5.35%, 6/01/31	6,475	5,837,666
Tucson AZ COP NPFGC Series 04A 5.00%, 7/01/23-7/01/24	6,100	6,184,704
Tucson AZ IDA (Univ of AZ/Marshall Foundation) AMBAC Series 02A 5.00%, 7/15/32	1,000	903,730
University Med Ctr Corp. AZ 5.00%, 7/01/35	3,500	2,930,445
Yavapai Cnty AZ IDA (Yavapai Regional Med Ctr) RADIAN Series 03A 5.25%, 8/01/21	4,000	3,878,840

		134,185,559

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 2.2%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	$800	$869,552
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	2,155	2,220,038
Series 2008A 5.375%, 8/15/20	740	765,153

		3,854,743

District of Columbia – 1.3%
District of Columbia Tax Incr 5.25%, 12/01/26	2,040	2,186,329

Florida – 0.7%
Double Branch CDD FL Series 02A 6.70%, 5/01/34	925	933,593
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	465	153,450
Series 02B 6.625%, 5/01/33(b)(c)	200	66,000

		1,153,043

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	305	306,897

Puerto Rico – 16.6%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18	6,000	6,068,400
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20-7/01/22	6,400	6,422,323
Puerto Rico GO 5.25%, 7/01/23	575	562,770
Series 01A 5.50%, 7/01/19	500	512,600
Series 03A 5.25%, 7/01/23	500	503,840
FGIC Series 02A 5.00%, 7/01/32 (Pre-refunded/ETM)	1,500	1,586,535

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	$500	$514,385
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,329,404
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,855	1,908,739
5.125%, 12/01/27	385	376,746
Puerto Rico Hwy & Trnsp Auth AGM 5.00%, 7/01/32 (Pre-refunded/ETM)	1,385	1,464,901
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) AGM Series 2002D 5.00%, 7/01/32	2,015	1,824,502
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	1,500	1,518,690
Univ of Puerto Rico 5.00%, 6/01/18	1,855	1,867,447

		28,461,282

Texas – 1.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	840	854,137
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	420	424,469
Texas Turnpike Auth (Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	1,750	1,576,505

		2,855,111

Total Investments – 100.9% (cost $178,000,965)		173,002,964
Other assets less liabilities – (0.9)%		(1,495,916)

Net Assets – 100.0%		$171,507,048

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$45,708
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(108,692)

*	Variable Interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

As of March 31, 2011, the Portfolio held 47.8% of net assets in insured bonds (of this amount 5.0% represents the Portfolio holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE– National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

USD – Unified School District

See notes to financial statements.

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.6%
Long-Term Municipal Bonds – 91.8%
Massachusetts – 71.5%
Boston MA GO Series 2011A 5.00%, 4/01/21(a)	$5,330	$6,110,365
Boston MA Wtr & Swr Comm Series 2010A 5.00%, 11/01/26-11/01/30	7,000	7,302,650
Braintree MA GO Series 2009 5.00%, 5/15/25	2,550	2,734,186
Fall River MA GO AGM 5.00%, 7/15/28	5,085	5,288,959
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax) Series B 5.00%, 7/01/28-7/01/29	1,670	1,743,893
Massachusetts Bay Trnsp Auth Series 04A 5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,270,200
Massachusetts Dev Fin Agy (Bentley Univ) 5.00%, 7/01/28	4,500	4,423,140
Massachusetts Dev Fin Agy (Boston College) 5.00%, 7/01/31	2,250	2,271,375
Massachusetts Dev Fin Agy (Boston University) 5.00%, 10/01/29	3,300	3,264,657
Massachusetts Dev Fin Agy (Brandeis Univ) 5.00%, 10/01/26-10/01/27	3,300	3,344,992
Series O-2 5.00%, 10/01/28	3,500	3,519,215
Massachusetts Dev Fin Agy (Deerfield Academy) 5.00%, 10/01/30-10/01/40	7,615	7,821,872
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) AGC Series 05D 5.00%, 7/01/24	3,500	3,610,215
Massachusetts Dev Fin Agy (Phillips Academy) 5.00%, 9/01/21-9/01/22	6,000	6,623,790

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts DOT Met Hwy Sys Series 2010B 5.00%, 1/01/26	$6,900	$6,957,822
Massachusetts GO Series 02C 5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,296,892
Series 2008A 5.00%, 9/01/28	2,800	2,933,924
AGM Series 05A 5.00%, 3/01/17	5,000	5,554,800
AMBAC 5.00%, 5/01/23	2,635	2,767,145
Massachusetts Health & Educational Facilities Authority (Winchester Medical Center) 5.25%, 7/01/38	2,500	2,177,500
Massachusetts Hlth & Ed Facs Auth 6.00%, 7/01/31 (Pre-refunded/ETM)	545	572,969
Series 2001C 5.75%, 7/01/32 (Pre-refunded/ETM)	3,835	3,923,473
FGIC 5.00%, 5/15/25 (Pre-refunded/ETM)	80	84,038
NPFGC Series 02C 5.25%, 10/01/31 (Pre-refunded/ETM)	6,440	6,890,220
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music) Series 2007A 5.00%, 10/01/32	5,000	4,802,700
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	4,000	3,872,480
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	2,600	2,222,038
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) 5.375%, 7/01/25	3,000	2,919,750
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys) 6.00%, 7/01/31	1,955	1,959,184
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) 5.25%, 11/15/23	2,000	2,234,840
Series 2010A 5.00%, 12/15/30	5,000	5,251,350

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series A 5.00%, 12/15/27	$2,150	$2,306,456
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	1,005	897,003
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech) 5.75%, 7/01/26	6,500	7,339,020
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr) 5.00%, 7/15/22	1,220	1,109,749
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) 5.00%, 10/01/28	2,025	2,017,973
Series 2010A 5.00%, 10/01/29	5,000	4,934,700
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys) 5.00%, 7/01/27	2,000	2,004,100
5.25%, 7/01/29	2,500	2,524,775
5.75%, 7/01/32	165	165,942
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute) 5.00%, 7/01/30	3,860	3,977,807
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ) 6.00%, 7/01/24	2,000	2,042,760
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic) 5.25%, 6/01/26	1,905	2,005,755
5.375%, 6/01/27	3,060	3,225,883
Massachusetts Port Auth (US Airways) NPFGC Series 96A 5.875%, 9/01/23	2,000	1,755,000
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	2,690,600
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) NPFGC Series 05A 5.00%, 8/15/19	7,000	7,597,870
Massachusetts Spl Obl (Massachusetts Gas Tax) Series 2005A 4.293%, 6/01/20(b)	2,000	1,930,340

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AGM Series 2005A 5.00%, 6/01/23	$1,500	$1,597,005
Massachusetts Wtr Poll Abatmnt 5.00%, 8/01/20-8/01/24	3,125	3,383,209
5.00%, 8/01/24 (Pre-refunded/ETM)	4,875	5,510,554
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) 5.00%, 8/01/25	3,000	3,250,170
Springfield MA GO AGM 5.00%, 8/01/19	3,000	3,254,760
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) 5.00%, 5/01/26-5/01/27	6,000	6,062,556

		190,334,621

Arizona – 1.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	345	283,248
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,160	1,095,052
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	546,394
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,265	1,140,132

		3,064,826

California – 2.0%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	795	864,117
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,055	1,086,840
Series 2008A 5.50%, 8/15/23	360	364,097
Southern CA Pub Pwr Auth 5.00%, 7/01/23	2,800	2,925,804

		5,240,858

District of Columbia – 1.4%
District of Columbia Tax Incr 5.25%, 12/01/26	3,575	3,831,435

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 0.7%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	$1,750	$1,691,462
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(c)(d)	365	120,450
Series 02B 6.625%, 5/01/33(c)(d)	155	51,150

		1,863,062

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	449,595

Illinois – 0.4%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	299,370
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	378	351,710
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	325	315,494

		966,574

Nevada – 0.6%
Clark Cnty NV SID No. 142 (Clark Cnty NV SID#142 Mtns Edg) Series 03 6.10%, 8/01/18	930	930,735
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	633,330

		1,564,065

New York – 1.4%
New York NY GO Series 06 5.00%, 6/01/22	1,085	1,138,653
Series 2007 5.00%, 1/01/23	2,600	2,730,624

		3,869,277

Ohio – 1.5%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,450	3,644,476

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	$395	$397,457

		4,041,933

Pennsylvania – 0.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	350	281,635

Puerto Rico – 8.3%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	850	885,505
Series 08WW 5.375%, 7/01/23	2,065	2,077,721
XLCA Series 02-1 5.25%, 7/01/22 (Pre-refunded/ETM)	3,200	3,424,256
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	512,600
Series 06A 5.25%, 7/01/22	500	487,945
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	514,385
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,153,973
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	695	704,952
5.125%, 12/01/27	1,965	1,922,870
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	4,225	4,420,744
FGIC Series 03G 5.25%, 7/01/14	4,410	4,575,507
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	270,331
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,025	1,016,810

		21,967,599

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 1.8%
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	$2,990	$3,069,922
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,090	1,108,345
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	545	550,799

		4,729,066

Washington – 0.5%
Washington St GO AGM 5.00%, 7/01/28	1,245	1,274,967

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales 6.50%, 2/01/31(e)	750	755,865

Total Long-Term Municipal Bonds (cost $244,111,151)		244,235,378

Short-Term Municipal Notes – 3.8%
Massachusetts – 1.8%
Massachusetts Health & Educational Facilities Authority (Hillcrest Healthcare Sys) 0.28%, 10/01/26(f)	2,900	2,900,000
Massachusetts Hlth & Ed Facs Auth (Stonehill College) Series 2008K 0.21%, 7/01/37(f)	2,000	2,000,000

		4,900,000

California – 1.4%
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.) Series 2009A 0.20%, 11/01/26(f)	3,800	3,800,000

Mississippi – 0.2%
Mississippi Business Fin Corp. (Chevron Usa, Inc.) Series 2009g 0.17%, 12/01/30(f)	500	500,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.4%
Houston TX Hgr Ed Fin Corp. (Rice University) Series 2008 A 0.19%, 5/15/48(f)	$1,000	$1,000,000

Total Short-Term Municipal Notes (cost $10,200,000)		10,200,000

Total Investments – 95.6% (cost $254,311,151)		254,435,378
Other assets less liabilities – 4.4%		11,630,365

Net Assets – 100.0%		$266,065,743

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$757,846
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	610,871

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.

(b)	Variable rate coupon, rate shown as of March 31, 2011.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of this security amounted to $755,865 or 0.3% of net assets.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2011, the Fund held 22.1% of net assets in insured bonds (of this amount 17.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CDD	– Community Development District

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

CFD – Community Facilities District

DOT – Department of Transportation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SID – Special Improvement District

SRF – State Revolving Fund

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 100.0%
Michigan – 63.1%
Allen Park MI Pub SD GO Series 03 5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,869,963
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,505,091
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,089,170
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,935,313
Cedar Springs MI SD GO Series 03 5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,998,627
Detroit MI GO Series 2010 5.00%, 11/01/30	2,000	1,927,380
AMBAC Series 04A-1 5.25%, 4/01/22	1,330	1,094,723
Detroit MI SD GO AGM Series 01A 5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	3,046,769
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	1,885	1,875,839
Dexter Cmnty Sch MI GO AGM 5.00%, 5/01/25	4,500	4,585,680
Kalamazoo MI Fin Auth FGIC Series 94A 9.735%, 6/01/11 (Pre-refunded/ETM)(a)	160	162,336
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.25%, 7/01/30	90	74,889
5.75%, 7/01/25	210	191,850
Lansing MI Brd Wtr & Lt AGM Series 03A 5.00%, 7/01/25	2,200	2,279,970
Michigan Federal Hwy Grant AGM 5.25%, 9/15/26	3,500	3,617,635
Michigan HDA MFHR (Danbury Manor Apts) Series 02A 5.30%, 6/01/35	2,490	2,500,483
Michigan HDA MFHR (Michigan HDA) Series 02A 5.50%, 10/20/43	1,950	1,892,514

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AMBAC Series 97A 6.10%, 10/01/33	$1,280	$1,279,987
Michigan Hgr Ed Fac Auth (Hope College) Series 02A 5.90%, 4/01/32	1,465	1,466,099
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog) AMBAC Series 17G 5.20%, 9/01/20	3,500	3,476,725
Michigan Hosp Fin Auth 5.00%, 5/15/25 (Pre-refunded/ETM)	415	470,033
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr) Series 02A 5.625%, 3/01/27	1,250	1,161,587
Michigan Hosp Fin Auth (Henry Ford Hlth Sys) Series 2006A 5.25%, 11/15/32	1,600	1,394,400
Michigan Hosp Fin Auth (Trinity Health Credit Group) Series 2010A 5.00%, 12/01/27	1,000	959,530
Michigan Strategic Fund (Detroit Edison Co.) XLCA Series 02C 5.45%, 12/15/32	3,000	2,790,690
Michigan Strategic Fund (Friendship Associates) Series 02 A 5.20%, 12/20/22	3,000	3,080,820
Michigan Trunk Line Spl Tax AGM Series 01A 5.25%, 11/01/30 (Pre-refunded/ETM)	1,500	1,542,675
North Muskegon SD MI GO Series 03 5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,641,465
Olivet Comnty Schs MI GO Series 02 5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,143,256
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	989,814
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) 5.00%, 7/01/30	500	444,345

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Southfield MI Lib Bldg Auth NPFGC 5.00%, 5/01/25	$3,340	$3,417,622

		59,907,280

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	215	176,517

California – 1.6%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	430	467,384
California Hlth Fac Fin Auth (Sutter Health) Series 00A 6.25%, 8/15/35	1,100	1,101,276

		1,568,660

District of Columbia – 2.5%
District of Columbia Tax Incr 5.25%, 12/01/26	2,230	2,389,958

Florida – 3.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,835	1,773,619
Double Branch CDD FL Series 02A 6.70%, 5/01/34	915	923,501
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	245	80,850
Series 02B 6.625%, 5/01/33(b)(c)	105	34,650
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	715	640,211

		3,452,831

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest) Series 03 6.625%, 3/01/33	491	374,540
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	377	350,779

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	$140	$135,905

		861,224

Nevada – 0.7%
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	633,330

New York – 2.6%
New York NY GO Series 06 5.00%, 6/01/22	680	713,626
Series 2007 5.00%, 1/01/23	1,700	1,785,408

		2,499,034

Ohio – 2.5%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,050	2,165,559
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	170	171,057

		2,336,616

Puerto Rico – 21.5%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	1,000	1,041,770
Series 08WW 5.375%, 7/01/23	1,120	1,126,899
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	512,600
Series 06A 5.25%, 7/01/22	500	487,945
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,147,825
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,215	1,250,199
5.125%, 12/01/27	145	141,891
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01B 5.50%, 12/01/23	1,805	1,806,408
Series 01C 5.30%, 12/01/28	1,610	1,575,031

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	$3,000	$3,037,380
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	270,330
Puerto Rico Pub Fin Corp. NPFGC Series 01A 5.00%, 8/01/31 (Pre-refunded/ETM)	2,875	2,918,010
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	2,924,580
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,145	1,135,851

		20,376,719

Texas – 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	470	477,910
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	235	237,501

		715,411

Total Investments – 100.0% (cost $94,621,468)		94,917,580
Other assets less liabilities – 0.0%		(20,681)

Net Assets – 100.0%		$94,896,899

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$742,628

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of March 31, 2011.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

As of March 31, 2011, the Portfolio held 34.5% of net assets in insured bonds (of this amount 23.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.4%
Long-Term Municipal Bonds – 100.4%
Minnesota – 100.4%
Bemidji MN Hlth Care Fac (North Country Hlth Svc) RADIAN Series 02 5.00%, 9/01/31	$1,500	$1,311,990
Cass Lake MN ISD #115 GO NPFGC-RE 5.00%, 2/01/26 (Pre-refunded/ETM)	1,760	1,867,325
Chaska MN Elec Sys Series 05A 5.25%, 10/01/25	1,000	1,023,240
Cottage Grove MN Sr Hsg (Phs Cottage Grove, Inc.) Series 2006A 6.00%, 12/01/46	675	564,044
Farmington MN ISD #192 GO (Farmington MN ISD) AGM Series 05B 5.00%, 2/01/24	3,875	4,068,324
Hennepin Cnty MN Sales Tax (Ballpark Proj) 5.00%, 12/15/19-12/15/23	5,035	5,480,950
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	647,790
Metropolitan Council MN GO 5.00%, 3/01/22	5,000	5,335,200
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,170	1,098,080
Minneapolis MN CDA Series 01G-3 5.45%, 12/01/31 (Pre-refunded/ETM)	1,500	1,550,850
Minneapolis MN Common Bond Fd Series 20102A 6.25%, 12/01/30	1,000	1,041,070
Minneapolis MN GO NPFGC Series 02 5.25%, 12/01/26	2,000	2,073,380
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 05D 5.00%, 11/15/30	1,000	917,180

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minneapolis MN MFHR (Bottineau Commons Apts) Series 02 5.45%, 4/20/43	$2,000	$1,926,700
Minneapolis MN MFHR (Sumner Field Apts) Series 02 5.60%, 11/20/43	2,505	2,467,901
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care) 5.25%, 8/15/35	1,000	983,730
Series 2010A 5.00%, 8/15/30	1,000	969,780
Series D 5.25%, 8/15/25	500	508,475
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-st Paul MN Intl Arpt) 5.00%, 1/01/30	1,250	1,260,475
Series 2009A 5.00%, 1/01/21	2,020	2,153,179
NPFGC Series 03A 5.00%, 1/01/28	1,500	1,486,455
Minnesota 911 Spl Fee AGC Series 2009 5.00%, 6/01/21	1,970	2,195,742
Minnesota Agr & Econ Dev Brd (Essentia Health) AGC Series 2008 C-1 5.50%, 2/15/25	1,000	1,055,890
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc) Series 02 6.00%, 2/01/22-2/01/27	2,880	2,911,986
Minnesota GO 5.00%, 8/01/19-6/01/21	4,000	4,467,390
Minnesota HFA SFMR (Minnesota HFA) Series 96F 6.30%, 1/01/28	250	250,090
Series 98H 6.05%, 7/01/31	1,140	1,169,800
Minnesota Hgr Ed Fac Auth (Carleton College) Series D 5.00%, 3/01/30	2,000	2,065,820
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College) 5.00%, 10/01/31	2,770	2,779,473

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Hgr Ed Fac Auth (St. Catherine College) 5.375%, 10/01/32	$1,000	$922,800
Minnesota Hgr Ed Fac Auth (St. Olaf College) 2010 7-F 5.00%, 10/01/20	700	766,311
Minnesota Hgr Ed Fac Auth (St. Scholastic College) Series 2010H 5.125%, 12/01/30	1,000	919,170
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN) Series 04-5 5.00%, 10/01/24	1,000	1,028,650
5.25%, 10/01/34	1,000	1,010,140
Series 2009 5.00%, 10/01/29	1,000	1,024,310
Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	3,000	3,138,870
Series 04A 5.25%, 10/01/24	500	516,545
Minnesota Pub Fac Auth Series 2007 A 5.00%, 3/01/20 (Pre-refunded/ETM)	4,900	5,700,072
Minnetonka MN MFHR (Archer Heights Apts) Series 99A 5.30%, 1/20/27	1,620	1,574,316
No St Paul Maplewd MN ISD #622 AGM 5.00%, 8/01/20	3,425	3,697,082
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec) 5.00%, 1/01/23-1/01/24	4,135	4,342,989
Prior Lake MN ISD #719 GO AGM Series 05B 5.00%, 2/01/23	3,350	3,515,926
Rochester MN Hlth Care Fac (Mayo Clinic) Series D 5.00%, 11/15/38	1,000	1,001,400
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	600	572,856

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Shoreview MN MFHR (Lexington Apts) Series 01A 5.55%, 8/20/42	$1,445	$1,413,383
St. Cloud MN Hosp (Centracare Hlth Sys) Series 2010A 5.125%, 5/01/30	1,500	1,440,840
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.50%, 7/01/29	1,150	1,111,372
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) Series 2010A 5.00%, 8/01/30	1,870	1,824,615
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp) 5.00%, 2/01/21	500	501,400
St. Paul MN Hsg & Redev Auth (Healtheast) Series 05 6.00%, 11/15/25	500	466,385
St. Paul MN Port Auth (Allina Health Sys) Series 2009 A-2 5.25%, 11/15/28	1,200	1,198,560
St. Paul MN Port Auth (Amherst H Wilder Fndtn) 5.00%, 12/01/29	3,945	3,855,843
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg) Series 02 5.25%, 12/01/27	1,725	1,757,171
Series 03 5.00%, 12/01/23	1,000	1,041,810
St. Paul MN Rec Facs (Highland National Proj) 5.00%, 10/01/20-10/01/25	2,750	2,882,690
Western MN Mun Pwr Agy AGM 5.00%, 1/01/17	700	776,783
NPFGC Series 03A 5.00%, 1/01/26-1/01/30	3,100	3,113,217
White Bear Lake MN MFHR (Renova Partners Proj) Series 01 5.60%, 10/01/30	1,000	942,570

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Willmar MN GO AGM Series 02 5.00%, 2/01/32	$2,000	$2,017,180

Total Investments – 100.4% (cost $109,872,000)		109,707,565
Other assets less liabilities – (0.4)%		(392,932)

Net Assets – 100.0%		$109,314,633

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$390,763

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of March 31, 2011, the Fund held 25.7% of net assets in insured bonds (of this amount 6.6% represents the Fund’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
ISD	– Independent School District
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SFMR	– Single Family Mortgage Revenue

See notes to financial statements.

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.2%
Long-Term Municipal Bonds – 102.2%
New Jersey – 71.6%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO) 5.00%, 12/15/17	$2,755	$3,155,109
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO) Series 05 5.00%, 4/01/25	1,555	1,619,952
Higher Ed Student Assist NJ NPFGC Series 00A 6.15%, 6/01/19	705	705,747
Hoboken NJ Parking Auth AMBAC Series 01A 5.30%, 5/01/27 (Pre-refunded/ETM)	3,700	3,786,839
Landis NJ Swr Auth NPFGC-RE Series 93 9.324%, 9/19/19(a)	2,400	2,759,808
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	750	750,660
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/24	1,790	1,635,398
New Jersey Ed Fac Auth 5.00%, 7/01/23 (Pre-refunded/ETM)	280	321,090
AMBAC Series 01D 5.00%, 7/01/31 (Pre-refunded/ETM)	1,000	1,011,040
AMBAC Series 02A 5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,664,300
FGIC Series 04E 5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,122,040
New Jersey Ed Fac Auth (New Jersey Inst of Technology) Series 2010H 5.00%, 7/01/31	700	681,695
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,327,050
New Jersey Ed Fac Auth (Princeton Univ) 5.00%, 7/01/23	3,200	3,406,880
New Jersey Ed Fac Auth (Richard Stockton College) 5.50%, 7/01/23	4,500	4,760,820

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA Series 04-I 5.25%, 9/01/24 (Pre-refunded/ETM)	$2,510	$2,866,269
New Jersey EDA (Hackensack Water Co.) NPFGC Series 94B 5.90%, 3/01/24	4,000	4,004,600
New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	4,500	4,532,670
New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	1,000	963,040
Series 02 5.25%, 6/01/24	540	522,526
New Jersey EDA (New Jersey Lease Liberty St Pk) Series A 5.00%, 3/01/24	1,500	1,502,340
New Jersey EDA (New Jersey Lease Sch Fac) Series 05 5.25%, 3/01/25	3,300	3,331,119
AGM 5.00%, 9/01/22	3,540	3,541,770
New Jersey EDA (NUI Corp.) ACA Series 98A 5.25%, 11/01/33	2,200	1,983,322
New Jersey Hlth Care Fac Fin Auth 5.75%, 7/01/25 (Pre-refunded/ETM)	900	958,509
RADIAN Series 04A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,326,589
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08 5.125%, 7/01/22	1,000	1,035,060
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr) 5.75%, 7/01/25	975	981,728
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02 5.125%, 7/01/32	5,250	3,966,585

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr) 5.00%, 1/01/34	$1,940	$1,635,129
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	2,100	1,803,081
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd) RADIAN Series 01A 5.20%, 7/01/31	1,350	1,021,126
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys) Series 01 5.625%, 7/01/31	2,700	2,499,012
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,501,500
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr of New York) ACA Series 99 5.25%, 7/01/28	1,000	768,190
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp) RADIAN Series 01 5.125%, 7/01/31	4,500	3,799,530
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) AGM Series 00A1 6.35%, 11/01/31	2,000	2,000,740
New Jersey Trnsp Trust Fd Auth Series 03C 5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,485,800
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant) NPFGC-RE Series 2006A 5.00%, 6/15/18	3,400	3,519,136
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,197,950
Newark NJ Hsg Auth PANYNJ Term NPFGC Series 04 5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,653,938
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,338,120

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Hudson Swr Auth NJ NPFGC Series 01A Zero Coupon, 8/01/24	$12,340	$5,679,732
Rutgers State Univ NJ GO 5.00%, 5/01/30	1,000	1,027,360
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas) Series 01A 5.75%, 4/01/31	1,500	1,449,885
South Jersey Port Corp. NJ 5.20%, 1/01/23	1,000	972,780
Union Cnty NJ Impt Auth (Union Cnty NJ GO) NPFGC Series 03A 5.25%, 8/15/23	2,885	2,936,670

		108,514,234

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	310	254,513

California – 1.0%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,165	1,200,160
Series 2008A 5.50%, 8/15/23	400	404,552

		1,604,712

District of Columbia – 2.2%
District of Columbia Tax Incr 5.25%, 12/01/26	3,070	3,290,211

Florida – 3.1%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,500	2,416,375
Double Branch CDD FL Series 02A 6.70%, 5/01/34	905	913,408
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	360	118,800
Series 02B 6.625%, 5/01/33(b)(c)	150	49,500
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	180	166,732

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	$1,190	$1,065,526

		4,730,341

Guam – 0.3%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	494,765

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	528	491,278

New York – 7.2%
New York NY GO Series 06 5.00%, 6/01/22	950	996,978
Port Authority of NY & NJ NPFGC-RE Series 02 5.25%, 5/15/37	2,500	2,423,875
Port Authority of NY & NJ (Delta Airlines, Inc.) NPFGC Series 97-6 5.75%, 12/01/22	7,675	7,458,718

		10,879,571

Ohio – 2.4%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,169,110
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	416,155

		3,585,265

Pennsylvania – 4.9%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	420	337,961
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/28-1/01/29	5,530	5,438,225

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Delaware River JT Toll Brdg Commn PA Series 03 5.00%, 7/01/28	$1,625	$1,627,259

		7,403,445

Puerto Rico – 6.8%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	900	937,593
Series 08WW 5.375%, 7/01/23	2,165	2,178,336
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	512,600
Series 04A 5.25%, 7/01/19	710	714,771
Series 06A 5.25%, 7/01/22	500	487,945
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,600,579
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,310	1,347,951
5.125%, 12/01/27	305	298,461
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	1,260	1,226,081

		10,304,317

Texas – 2.2%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	905	899,706
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	2,450	2,515,488

		3,415,194

Total Investments – 102.2% (cost $157,203,716)		154,967,846
Other assets less liabilities – (2.2)%		(3,398,675)

Net Assets – 100.0%		$151,569,171

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$351,236

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of March 31, 2011.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

As of March 31, 2011, the Portfolio held 42.6% of net assets in insured bonds (of this amount 23.1% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.8%
Long-Term Municipal Bonds – 92.6%
Ohio – 78.5%
Allen Cnty OH Hosp (Catholic Healthcare Partners) Series 2010B 5.25%, 9/01/27	$2,350	$2,284,435
Brookville OH Local SD GO AGM Series 03 5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,216,900
Canton OH SD GO NPFGC Series 04B 5.00%, 12/01/22-12/01/23	2,150	2,220,634
Central OH Solid Wst Auth AMBAC Series 04B 5.00%, 12/01/21	2,035	2,128,834
Cincinnati OH Tech College AMBAC Series 02 5.00%, 10/01/28	5,000	4,508,100
Cleveland OH GO AMBAC Series 04 5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,373,292
NPFGC Series 02 5.25%, 12/01/27 (Pre-refunded/ETM)	4,380	4,719,538
Cleveland OH Inc Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,500	2,640,925
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,165	2,298,451
Cleveland OH Wtrworks NPFGC 5.00%, 1/01/23	2,500	2,650,600
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	416,155
Columbus OH SD GO FGIC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,727,875
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,433,264
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010G 5.25%, 12/01/25	3,200	3,417,088

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH GO RADIAN Series 04 5.00%, 11/15/19	$1,850	$1,814,424
Cuyahoga Cnty OH MFHR (Longwood Apts) Series 01 5.60%, 1/20/43	3,620	3,566,786
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	2,000	2,001,620
Cuyahoga OH CCD 5.00%, 8/01/24	1,545	1,621,292
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 03A 5.00%, 12/01/23	1,280	1,278,720
Delaware OH SD GO NPFGC Series 04 5.00%, 12/01/19	1,340	1,439,776
Dublin OH SD GO AGM Series 03 5.00%, 12/01/22	1,500	1,584,225
Erie Cnty OH Hosp (Firelands Regional Med Ctr) Series 2002A 5.625%, 8/15/32	2,745	2,392,460
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr) RADIAN Series 03 5.00%, 6/15/24	1,000	901,190
Franklin Cnty OH MFHR (Agler Green Apts) Series 02A 5.65%, 5/20/32	770	773,219
5.80%, 5/20/44	1,150	1,158,384
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax) NPFGC Series 04 5.00%, 12/01/24	1,350	1,407,078
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH) NPFGC-RE Series 04 5.00%, 12/01/23	1,330	1,366,216
Hamilton Cnty OH Sales Tax AMBAC Series B 5.25%, 12/01/32	2,660	2,559,957

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hamilton OH SD GO NPFGC 5.00%, 12/01/24	$1,000	$1,009,270
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	270	271,679
Madeira OH City SD GO NPFGC Series 04 5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,470,473
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,555,635
Oak Hills OH Local SD GO AGM Series 05 5.00%, 12/01/25	1,000	1,033,030
Ohio Bldg Auth (Ohio Lease Adult Corr Fac) AGM Series 05A 5.00%, 4/01/24	1,500	1,555,350
NPFGC Series 04A 5.00%, 4/01/22	2,975	3,099,742
Ohio GO 5.00%, 9/15/22	3,085	3,416,853
Series 04A 5.00%, 6/15/22	3,000	3,161,670
Ohio HFA SFMR (Ohio HFA) Series 02 5.375%, 9/01/33	995	955,648
Series 02-A3 5.50%, 9/01/34	255	255,497
Ohio Hgr Edl Fac Commn (Oberlin College) Series 2003 5.00%, 10/01/33	5,000	5,011,550
Ohio Higher Edl Fac Commn (Denison Univ) Series 04 5.00%, 11/01/21-11/01/24	3,440	3,574,828
Ohio St Higher Edl Fac Rev (Univ of Dayton OH) 5.375%, 12/01/30	750	736,995
Ohio Swr & Solid Wst Fac (Anheuser-busch Cos., Inc.) Series 01 5.50%, 11/01/35	3,000	2,886,540
Ohio Univ NPFGC Series 04 5.00%, 12/01/22	1,950	2,018,289

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio Wtr Dev Auth (Anheuser-Busch Cos., Inc.) Series 99 6.00%, 8/01/38	$2,250	$2,250,022
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City) Series A 6.00%, 12/01/22	1,785	1,478,337
Princeton OH City SD GO NPFGC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,773,520
Riversouth Auth OH Series 04A 5.25%, 12/01/21-12/01/22	2,000	2,089,920
Series 05A 5.00%, 12/01/24	3,590	3,699,387
Toledo OH City SD GO NPFGC-RE Series 03B 5.00%, 12/01/23	2,940	2,996,889
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 04B 4.50%, 12/01/15	2,500	2,631,700
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj) Series 03 5.375%, 12/01/35	2,000	1,642,800
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	1,270	1,370,711
Univ of Cincinnati COP NPFGC 5.00%, 6/01/24	4,470	4,494,674
Youngstown OH GO AGM 5.00%, 12/01/25	2,155	2,220,835

		118,563,282

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	300	246,303

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	600	652,164

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California GO 5.25%, 4/01/29	$5	$5,011

		657,175

Florida – 2.3%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	200	200,568
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,933,100
Double Branch CDD FL Series 02A 6.70%, 5/01/34	885	893,221
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(a)(b)	340	112,200
Series 02B 6.625%, 5/01/33(a)(b)	150	49,500
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	265	245,467

		3,434,056

Georgia – 0.3%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	449,595

Illinois – 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest) Series 03 6.625%, 3/01/33	949	723,907
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	542	504,304
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	215	208,711

		1,436,922

Pennsylvania – 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	425	341,985

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 9.0%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18-7/01/19	$6,370	$6,378,568
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	2,530	2,559,525
5.375%, 7/01/24	1,030	1,026,529
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	512,600
Series 06A 5.25%, 7/01/22	500	487,945
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	514,385
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	375	366,960
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	375	368,633
Univ of Puerto Rico 5.00%, 6/01/22	1,350	1,295,257

		13,510,402

Texas – 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	740	752,454
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	370	373,937

		1,126,391

Total Long-Term Municipal Bonds (cost $140,786,158)		139,766,111

Short-Term Municipal Notes – 4.2%
Ohio – 0.5%
Allen Cnty OH Hosp (Catholic Healthcare Partners) Series 2008B 0.22%, 10/01/31(c)	700	700,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.1%
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2009 B 0.21%, 12/01/30(c)	$100	$100,000

Missouri – 0.9%
Missouri Hlth & Ed Fac Auth (St. Louis Univ) 0.20%, 10/01/35(c)	1,370	1,370,000

New York – 1.6%
New York NY Trnsl Fin Auth Series 02-Subserv 3E 0.18%, 8/01/31(c)	2,500	2,500,000

Pennsylvania – 0.2%
Lancaster Cnty PA Hosp Auth (Lancaster General Hosp) Series 2008 0.29%, 7/01/41(c)	375	375,000

Washington – 0.9%
Washington St Hlth Care Facs Auth (Fred Hutchinson Cancer Research) Series 2009B 0.22%, 1/01/29(c)	1,400	1,400,000

Total Short-Term Municipal Notes (cost $6,445,000)		6,445,000

Total Investments – 96.8% (cost $147,231,158)		146,211,111
Other assets less liabilities – 3.2%		4,770,891

Net Assets – 100.0%		$150,982,002

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$401,928

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security is in default and is non-income producing.

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

(b)	Illiquid security.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2011, the Portfolio held 45.9% of net assets in insured bonds (of this amount 26.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

RTA – Regional Transportation Authority

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.2%
Long-Term Municipal Bonds – 101.2%
Pennsylvania – 81.8%
Adams Cnty PA IDA (Gettysburg College) 5.00%, 8/15/25	$1,090	$1,105,402
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) 5.00%, 11/15/28	200	139,866
Series 07A 5.00%, 11/15/17	215	173,004
Allegheny Cnty PA IDA (Residential Resources, Inc.) 5.00%, 9/01/21	500	450,195
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax) 5.60%, 7/01/23	1,500	1,302,330
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr) NPFGC Series 05A 5.00%, 12/01/24	7,490	7,535,839
Bethel Park PA SD GO 5.00%, 8/01/29	2,600	2,700,230
Butler Cnty PA FGIC Series 03 5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,790,604
Coatesville PA SD GO AGM 5.00%, 8/01/23	6,500	6,915,610
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45	300	258,285
Delaware Cnty PA Auth (Elwyn Proj) 5.00%, 6/01/25	1,645	1,520,474
Delaware Cnty PA Hgr Ed Auth (Eastern College) Series 99 5.625%, 10/01/28	2,500	2,350,350
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/29	4,470	4,356,775
Lancaster Area Swr Auth PA NPFGC Series 04 5.00%, 4/01/22	1,330	1,374,688
Lehigh Northampton PA Arpt NPFGC Series 00 6.00%, 5/15/30	4,400	3,927,088

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lycoming Cnty PA Auth (College of Technology) AMBAC Series 02 5.25%, 5/01/32	$2,250	$2,014,942
Mckean Cnty PA Hosp Auth (Bradford Hospital) ACA 5.00%, 10/01/17	1,205	1,074,643
Meadville PA GO XLCA 5.00%, 10/01/25	3,080	3,125,707
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	3,000	2,749,470
Montgomery Cnty PA IDA (New Regional Medical Ctr) 5.25%, 8/01/33	740	730,365
New Wilmington PA Mun Auth (Westminster College) RADIAN 5.00%, 5/01/27	1,040	918,944
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA) ACA Series 02 5.875%, 6/01/33	2,085	1,942,136
Pennsylvania Econ Dev Fin Auth (Amtrak) Series 01A 6.375%, 11/01/41	3,000	3,009,480
Pennsylvania Hgr Ed Fac Auth (Dickinson College) RADIAN Series 03AA-1 5.00%, 11/01/26	1,000	966,360
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ) 5.00%, 3/01/27	1,460	1,480,893
Series 2010 5.00%, 3/01/28	1,390	1,400,870
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys) AMBAC Series 05A 5.00%, 8/15/20	2,000	2,084,100
Pennsylvania IDA (Pennsylvania SRF) Series 08A 5.50%, 7/01/23	1,060	1,121,438
Pennsylvania Intergov Coop Auth 5.00%, 6/15/23	4,000	4,285,560

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Comm Zero Coupon, 12/01/30	$3,500	$2,498,370
Philadelphia PA Gasworks 5.00%, 8/01/30	2,000	1,850,380
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24(a)	350	276,350
Philadelphia PA IDA (Univ of Pennsylvania) Series 2007 0.82%, 4/26/14(b)	2,000	1,959,060
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,636,737
Philadelphia PA SD GO Series 2011E 5.25%, 9/01/23	4,000	4,134,760
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax) AGM 5.00%, 2/01/31	1,075	1,034,365
Pittsburgh PA GO AGM Series 06C 5.25%, 9/01/17	5,000	5,338,500
Pittsburgh PA Pub Pkg Auth NPFGC-RE Series 05A 5.00%, 12/01/19	2,435	2,511,264
Pittsburgh PA Ur Redev Auth SFMR Series 97A 6.25%, 10/01/28	745	745,238
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital) RADIAN Series 96 6.05%, 8/01/24	2,340	2,254,894
South Central Gen Auth PA NPFGC Series 01 5.25%, 5/15/31 (Pre-refunded/ETM)	795	805,740
South Central Gen Auth PA (Hanover Hospital) RADIAN 5.00%, 12/01/25	1,570	1,370,971
State Pub Sch Bldg Auth PA AGM Series 03 5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,482,400

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NPFGC-RE Series 05 5.00%, 5/15/26	$2,025	$2,039,843
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	3,235	2,412,275
Wilkes-Barre PA Fin Auth (Univ of Scranton) 5.00%, 11/01/30	2,500	2,447,975
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	506,593

		103,111,363

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	265	217,568

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	520	565,209

District of Columbia – 2.2%
District of Columbia Tax Incr 5.25%, 12/01/26	2,625	2,813,291

Florida – 3.5%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	400	401,136
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,933,100
Double Branch CDD FL Series 02A 6.70%, 5/01/34	955	963,872
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(a)(c)	300	99,000
Series 02B 6.625%, 5/01/33(a)(c)	125	41,250
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	265	245,467

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	$865	$774,521

		4,458,346

Guam – 0.8%
Guam Intl Arpt Auth NPFGC Series 03B 5.25%, 10/01/23	500	483,120
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	494,765

		977,885

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest) Series 03 6.625%, 3/01/33	983	749,842
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	445	414,050

		1,163,892

Puerto Rico – 10.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	800	791,808
5.375%, 7/01/24	1,530	1,524,844
Puerto Rico GO 5.25%, 7/01/23	500	489,365
Series 01A 5.50%, 7/01/19	500	512,600
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,180	1,154,701
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	3,195	3,343,024
FGIC Series 03G 5.25%, 7/01/14	3,335	3,460,162
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	300	294,906
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	345	346,956

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univ of Puerto Rico 5.00%, 6/01/22	$655	$628,440

		12,546,806

Texas – 0.7%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	845	840,057

Washington – 0.7%
Washington St GO AGM 5.00%, 7/01/28	920	942,144

Total Investments – 101.2% (cost $130,548,853)		127,636,561
Other assets less liabilities – (1.2)%		(1,535,688)

Net Assets – 100.0%		$126,100,873

(a)	Illiquid security.

(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.

(c)	Security is in default and is non-income producing.

As of March 31, 2011, the Portfolio held 49.8% of net assets in insured bonds (of this amount 12.9% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.6%
Virginia – 76.2%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A 7.75%, 7/15/32	$4,260	$4,211,138
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	1,550	1,556,712
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	134	130,568
Celebrate Virginia North CDA VA Series 03B 6.60%, 3/01/25	1,194	836,660
Chesapeake VA GO Series 2010D 5.00%, 12/01/25	2,275	2,511,236
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Co.) Series 02 5.875%, 6/01/17	1,000	1,022,810
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Co.) Series 02 5.875%, 6/01/17	2,800	2,863,868
Dulles Town Ctr CDA VA Series 98 6.25%, 3/01/26	1,860	1,715,887
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	963,590
Fairfax Cnty VA IDA (Inova Health Sys) 5.00%, 5/15/25	1,000	1,022,020
Fairfax Cnty VA Wtr Auth 5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,417,980
5.00%, 4/01/32	2,025	2,029,050
Fairfax VA GO Series 2010 5.00%, 7/15/25	480	528,994
Hampton VA Conv Ctr Lease AMBAC Series 02 5.00%, 1/15/35	5,150	4,895,384

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hampton VA GO Series 2010A 5.00%, 1/15/21	$1,750	$1,969,135
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,039,490
Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	7,850	7,349,281
Harrisonburg VA Redev & Hsg Auth (Greens of Salem Run Apts) AGM Series 97 6.30%, 4/01/29	1,110	1,110,799
Henrico Cnty VA GO 5.00%, 12/01/26	1,000	1,077,640
Series 2010 5.00%, 7/15/24	6,600	7,367,118
Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	1,165	1,254,658
Series 2009 5.00%, 5/01/27	1,200	1,274,400
Isle Wight Cnty VA GO 6.00%, 7/01/27	3,500	3,858,855
James City Cnty VA EDA (James City Cnty Va Lease) AGM 5.00%, 6/15/22	4,385	4,672,744
James City Cnty VA Swr (Anheuser-busch Cos., Inc.) Series 97 6.00%, 4/01/32	4,200	4,200,336
Lexington VA Indl Dev Auth (Virginia Military Institute) Series 2010B 5.00%, 12/01/30	3,885	3,986,787
Loudoun Cnty VA GO Series 2010A 5.00%, 12/01/24	8,265	9,201,342
Loudoun Cnty VA Santn Auth 5.00%, 1/01/29	3,820	4,038,504
Montgomery Cnty VA IDA (Montgomery Cnty Va Lease) 5.00%, 2/01/24	2,000	2,107,280
New Port CDA VA 5.50%, 9/01/26(a)	982	501,812

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Newport News VA IDA MFHR (Walker Village Apts) Series 02A 5.55%, 9/20/34	$1,880	$1,882,030
5.65%, 3/20/44	1,660	1,662,241
Norfolk VA Arpt Auth (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	970	855,074
Norfolk VA Arpt Auth (Norfolk Va Intl Airport) NPFGC-RE Series 01B 5.30%, 7/01/25	10,000	9,822,800
Northwestern Reg Jail Auth VA NPFGC 5.00%, 7/01/25	1,500	1,510,125
Prince William Cnty VA IDA (Woodwind Gables Apt) AMBAC Series 01A 5.30%, 12/01/34	2,760	2,142,229
Reynolds Crossing CDA VA 5.10%, 3/01/21	2,135	1,955,553
Richmond VA GO 5.00%, 7/15/30	1,000	1,035,210
Series 2009A 5.00%, 7/15/27	1,400	1,474,536
AGM Series 05A 5.00%, 7/15/22	2,500	2,664,025
Richmond VA Pub Util 5.00%, 1/15/28	1,000	1,043,780
Roanoke VA IDA (Carilion Health Sys) AGM 5.00%, 7/01/27	3,000	2,953,890
Suffolk VA GO 5.00%, 8/01/22	2,080	2,335,050
NPFGC-RE 5.00%, 2/01/20	1,710	1,980,385
5.00%, 2/01/20	1,290	1,413,118
Upper Occoquan Swr Auth VA AGM 5.00%, 7/01/25	2,500	2,638,325
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts) Series 02 5.40%, 4/01/44	2,900	2,882,281

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	$2,000	$2,072,280
Virginia Biotech Rsch Park Auth Series 01 5.00%, 9/01/21 (Pre-refunded/ETM)	4,170	4,249,897
Virginia College Bldg Auth 5.00%, 9/01/16 (Pre-refunded/ETM)	220	253,009
Virginia College Bldg Auth (Liberty Univ) 5.25%, 3/01/29	5,000	5,250,000
Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	1,000	1,018,110
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	6,281,613
Series 05A 5.00%, 9/01/17	5,890	6,516,107
Virginia HDA SFMR (Virginia HDA) Series 01D 5.40%, 6/01/24	3,155	3,155,000
Series 02B 5.50%, 4/01/27	5,000	4,958,000
Virginia Port Auth Series 2010 5.00%, 7/01/30	2,250	2,293,965
Virginia Port Auth (Virginia Lease Port Fund) Series 02 5.00%, 7/01/27	1,000	1,000,220
5.125%, 7/01/24	4,000	4,107,360
Virginia Resources Auth (Virginia SRF) 5.00%, 10/01/27	2,500	2,652,550
Series 2009 5.00%, 10/01/25	5,845	6,292,727
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) 5.125%, 9/01/22	710	684,135
Watkins Centre CDA VA 5.40%, 3/01/20	583	555,238

		178,306,941

Arizona – 0.4%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	355	291,459

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	$705	$583,648

		875,107

California – 1.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	880	956,507
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,910	1,967,644
Series 2008A 5.50%, 8/15/23	660	667,511

		3,591,662

District of Columbia – 6.3%
District of Columbia Tax Incr 5.25%, 12/01/26	3,860	4,136,878
Metro Washington Arpt Auth VA Series C 5.125%, 10/01/34	5,130	5,030,427
Metro Washington Arpt Auth VA (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(b)	4,300	2,406,495
Washington DC Metro Area Trnst Auth 5.25%, 7/01/27	3,000	3,144,840

		14,718,640

Florida – 0.1%
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(a)(c)	415	136,950
Series 02B 6.625%, 5/01/33(a)(c)	180	59,400

		196,350

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	449,595

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	$445	$414,050
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	325	315,494

		729,544

New York – 1.7%
New York NY GO Series 06 5.00%, 6/01/22	1,125	1,180,631
Series 2007 5.00%, 1/01/23	2,700	2,835,648

		4,016,279

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	405	407,519

Pennsylvania – 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	845	575,149

Puerto Rico – 9.2%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	800	809,336
NPFGC 5.50%, 7/01/17	5,000	5,421,650
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	512,600
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	514,385
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,633,081
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	1,580	1,602,626
5.125%, 12/01/27	290	283,782
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	1,760	1,841,541

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

FGIC Series 03G 5.25%, 7/01/14	$1,840	$1,909,055
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	340	334,227
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	2,924,580
Univ of Puerto Rico 5.00%, 6/01/22	1,740	1,669,443

		21,456,306

Texas – 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,110	1,128,682
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	555	560,905

		1,689,587

Washington – 0.6%
Washington St GO AGM 5.00%, 7/01/28	1,335	1,367,133

Total Investments – 97.6% (cost $230,557,882)		228,379,812
Other assets less liabilities – 2.4%		5,525,678

Net Assets – 100.0%		$233,905,490

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$663,115

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	Security is in default and is non-income producing.

As of March 31, 2011, the Portfolio held 23.0% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PCR – Pollution Control Revenue Bond

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2011 (unaudited)

	Arizona		Massachusetts
Assets
Investments in securities, at value (cost $178,000,965 and $254,311,151, respectively)	$173,002,964		$254,435,378
Cash	– 0	–	13,332,310
Interest receivable	2,374,721		3,564,415
Receivable for investment securities sold	456,699		– 0	–
Receivable for shares of beneficial interest sold	99,161		598,848
Unrealized appreciation on interest rate swap contracts	45,708		1,368,717

Total assets	175,979,253		273,299,668

Liabilities
Due to custodian	3,363,054		– 0	–
Payable for shares of beneficial interest redeemed	600,738		417,228
Dividends payable	221,102		268,202
Unrealized depreciation on interest rate swap contracts	108,692		– 0	–
Distribution fee payable	66,035		104,002
Advisory fee payable	37,618		81,489
Administrative fee payable	20,358		25,165
Transfer Agent fee payable	1,801		8,043
Payable for investment securities purchased	– 0	–	6,255,128
Accrued expenses	52,807		74,668

Total liabilities	4,472,205		7,233,925

Net Assets	$171,507,048		$266,065,743

Composition of Net Assets
Shares of beneficial interest, at par	$163,718		$249,146
Additional paid-in capital	176,210,499		266,901,059
Distributions in excess of net investment income	(208,011)		(447,968)
Accumulated net realized gain (loss) on investment transactions	401,827		(2,129,438)
Net unrealized appreciation/(depreciation) on investments	(5,060,985)		1,492,944

	$171,507,048		$266,065,743

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$135,753,853	12,954,714	$10.48	*

Class B	$3,285,969	314,040	$10.46

Class C	$32,467,226	3,103,007	$10.46

Massachusetts Portfolio
Class A	$205,609,330	19,245,472	$10.68	*

Class B	$3,535,882	331,632	$10.66

Class C	$56,920,531	5,337,483	$10.66

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio was $10.80 and $11.01, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Michigan	Minnesota
Assets
Investments in securities, at value (cost $94,621,468 and $109,872,000, respectively)	$94,917,580	$109,707,565
Interest receivable	1,604,443	1,514,900
Unrealized appreciation on interest rate swap contracts	742,628	390,763
Receivable for shares of beneficial interest sold	360,404	108,126
Receivable for investment securities sold	15,000	– 0	–

Total assets	97,640,055	111,721,354

Liabilities
Due to custodian	1,866,264	1,973,675
Payable for shares of beneficial interest redeemed	622,502	173,883
Dividends payable	116,574	120,840
Distribution fee payable	44,325	40,571
Advisory fee payable	26,944	27,535
Administrative fee payable	19,119	20,489
Transfer Agent fee payable	4,164	1,697
Accrued expenses	43,264	48,031

Total liabilities	2,743,156	2,406,721

Net Assets	$94,896,899	$109,314,633

Composition of Net Assets
Shares of beneficial interest, at par	$90,828	$110,515
Additional paid-in capital	93,671,473	109,353,140
Distributions in excess of net investment income	(283,479)	(184,564)
Accumulated net realized gain (loss) on investment transactions	379,337	(190,786)
Net unrealized appreciation on investments	1,038,740	226,328

	$94,896,899	$109,314,633

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$62,461,316	5,975,283	$10.45	*

Class B	$2,050,483	196,516	$10.43

Class C	$30,385,100	2,910,973	$10.44

Minnesota Portfolio
Class A	$88,859,856	8,985,055	$9.89	*

Class B	$476,401	48,178	$9.89

Class C	$19,978,376	2,018,310	$9.90

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio was $10.77 and $10.20, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Statement of Assets & Liabilities

	New Jersey		Ohio
Assets
Investments in securities, at value (cost $157,203,716 and $147,231,158, respectively)	$154,967,846		$146,211,111
Cash	– 0	–	2,553,957
Interest receivable	2,157,878		2,285,922
Unrealized appreciation on interest rate swap contracts	351,236		401,928
Receivable for shares of beneficial interest sold	149,522		237,009
Receivable for investment securities sold	25,000		25,000

Total assets	157,651,482		151,714,927

Liabilities
Due to custodian	5,447,130		– 0	–
Payable for shares of beneficial interest redeemed	243,912		361,712
Dividends payable	197,527		162,531
Distribution fee payable	61,702		65,744
Advisory fee payable	41,604		40,891
Administrative fee payable	20,736		25,750
Transfer Agent fee payable	4,113		2,624
Accrued expenses	65,587		73,673

Total liabilities	6,082,311		732,925

Net Assets	$151,569,171		$150,982,002

Composition of Net Assets
Shares of beneficial interest, at par	$163,653		$153,527
Additional paid-in capital	160,130,335		154,603,425
Distributions in excess of net investment income	(246,348)		(225,629)
Accumulated net realized loss on investment transactions	(6,593,835)		(2,931,202)
Net unrealized depreciation on investments	(1,884,634)		(618,119)

	$151,569,171		$150,982,002

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$114,184,132	12,330,323	$9.26	*

Class B	$3,482,212	375,952	$9.26

Class C	$33,902,827	3,659,026	$9.27

Ohio Portfolio
Class A	$106,435,430	10,821,074	$9.84	*

Class B	$3,532,090	359,498	$9.83

Class C	$41,014,482	4,172,113	$9.83

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio was $9.55 and $10.14, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value (cost $130,548,853 and $230,557,882, respectively)	$127,636,561		$228,379,812
Cash	– 0	–	2,377,549
Interest receivable	1,874,114		3,249,767
Receivable for investment securities sold	517,219		– 0	–
Receivable for shares of beneficial interest sold	284,947		572,181
Unrealized appreciation on interest rate swap contracts	– 0	–	663,115

Total assets	130,312,841		235,242,424

Liabilities
Due to custodian	3,220,915		– 0	–
Payable for shares of beneficial interest redeemed	677,643		830,661
Dividends payable	148,848		271,421
Distribution fee payable	49,456		94,263
Advisory fee payable	42,136		30,023
Administrative fee payable	13,275		31,767
Transfer Agent fee payable	4,015		4,501
Accrued expenses	55,680		74,298

Total liabilities	4,211,968		1,336,934

Net Assets	$126,100,873		$233,905,490

Composition of Net Assets
Shares of beneficial interest, at par	$127,046		$221,948
Additional paid-in capital	128,779,333		234,122,045
Distributions in excess of net investment income	(129,554)		(8,774)
Accumulated net realized gain on investment transactions	236,340		1,085,226
Net unrealized depreciation on investments	(2,912,292)		(1,514,955)

	$126,100,873		$233,905,490

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$98,062,549	9,879,947	$9.93	*

Class B	$3,305,933	333,091	$9.93

Class C	$24,732,391	2,491,608	$9.93

Virginia Portfolio
Class A	$176,227,808	16,711,651	$10.55	*

Class B	$3,450,178	327,742	$10.53

Class C	$54,227,504	5,155,402	$10.52

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio was $10.24 and $10.88, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2011 (unaudited)

	Arizona	Massachusetts
Investment Income
Interest	$4,708,105	$5,548,783

Expenses
Advisory fee (see Note B)	419,868	584,015
Distribution fee – Class A	221,534	291,831
Distribution fee – Class B	19,545	20,663
Distribution fee – Class C	175,047	304,379
Transfer agency – Class A	25,569	33,397
Transfer agency – Class B	1,035	1,067
Transfer agency – Class C	6,808	11,593
Custodian	51,841	48,845
Administrative	37,523	43,914
Audit	19,510	19,818
Legal	18,210	18,916
Printing	7,128	10,326
Registration fees	4,697	2,747
Trustees’ fees	3,301	3,976
Miscellaneous	4,882	6,847

Total expenses	1,016,498	1,402,334
Less: expenses waived and reimbursed by the Adviser (see Note B)	(152,513)	(110,599)

Net expenses	863,985	1,291,735

Net investment income	3,844,120	4,257,048

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	441,334	(570,298)
Swap contracts	4,609	239,282
Net change in unrealized appreciation/depreciation of:
Investments	(11,423,170)	(13,957,715)
Swap contracts	55,405	(575,513)

Net loss on investment transactions	(10,921,822)	(14,864,244)

Net Decrease in Net Assets from Operations	$(7,077,702)	$(10,607,196)

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Michigan	Minnesota
Investment Income
Interest	$2,532,245	$2,592,715

Expenses
Advisory fee (see Note B)	232,610	270,318
Distribution fee – Class A	102,207	148,057
Distribution fee – Class B	13,386	2,777
Distribution fee – Class C	162,835	104,406
Transfer agency – Class A	17,652	18,327
Transfer agency – Class B	1,048	289
Transfer agency – Class C	9,373	4,435
Custodian	39,115	40,736
Administrative	35,404	36,462
Legal	24,118	22,426
Audit	13,156	15,114
Trustees’ fees	2,944	3,393
Registration fees	1,840	864
Printing	1,020	5,439
Miscellaneous	1,840	3,652

Total expenses	658,548	676,695
Less: expenses waived and reimbursed by the Adviser (see Note B)	(13,113)	(61,032)

Net expenses	645,435	615,663

Net investment income	1,886,810	1,977,052

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	331,861	(90,592)
Swap contracts	119,877	66,320
Net change in unrealized appreciation/ depreciation of:
Investments	(4,480,400)	(5,656,399)
Swap contracts	(257,738)	(140,667)

Net loss on investment transactions	(4,286,400)	(5,821,338)

Net Decrease in Net Assets from Operations	$(2,399,590)	$(3,844,286)

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Operations

	New Jersey	Ohio
Investment Income
Interest	$4,044,198	$3,586,676

Expenses
Advisory fee (see Note B)	363,099	368,649
Distribution fee – Class A	181,207	175,288
Distribution fee – Class B	20,401	21,692
Distribution fee – Class C	182,462	213,235
Transfer agency – Class A	25,163	25,904
Transfer agency – Class B	1,138	1,506
Transfer agency – Class C	8,215	10,395
Custodian	48,103	41,739
Administrative	39,620	42,822
Legal	21,048	18,448
Audit	17,612	19,739
Printing	8,449	9,580
Trustees’ fees	3,399	3,104
Registration fees	1,251	3,039
Miscellaneous	4,185	5,071

Total expenses	925,352	960,211
Less: expenses waived and reimbursed by the Adviser (see Note B)	(81,357)	(99,425)

Net expenses	843,995	860,786

Net investment income	3,200,203	2,725,890

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	163,411	653,222
Swap contracts	57,704	68,215
Net change in unrealized appreciation/ depreciation of:
Investments	(9,761,104)	(7,168,537)
Swap contracts	(124,609)	(144,685)

Net loss on investment transactions	(9,664,598)	(6,591,785)

Net Decrease in Net Assets from Operations	$(6,464,395)	$(3,865,895)

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$3,215,936		$5,689,722

Expenses
Advisory fee (see Note B)	295,065		553,813
Distribution fee – Class A	151,075		278,614
Distribution fee – Class B	19,952		20,350
Distribution fee – Class C	132,164		281,632
Transfer agency – Class A	24,221		31,243
Transfer agency – Class B	1,326		1,049
Transfer agency – Class C	7,097		10,586
Custodian	47,104		62,637
Administrative	35,342		39,627
Legal	19,584		21,532
Audit	16,018		21,156
Printing	8,072		9,300
Trustees’ fees	3,364		3,399
Registration fees	342		1,664
Miscellaneous	3,861		6,542

Total expenses	764,587		1,343,144
Less: expenses waived and reimbursed by the Adviser (see Note B)	(35,192)		(245,656)

Net expenses	729,395		1,097,488

Net investment income	2,486,541		4,592,234

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	261,812		1,506,469
Swap contracts	– 0	–	123,088
Net change in unrealized appreciation/ depreciation of:
Investments	(7,137,024)		(13,287,854)
Swap contracts	– 0	–	(318,064)

Net loss on investment transactions	(6,875,212)		(11,976,361)

Net Decrease in Net Assets from Operations	$(4,388,671)		$(7,384,127)

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,844,120	$7,973,641
Net realized gain on investment transactions	445,943	1,647,939
Net change in unrealized appreciation/depreciation of investments	(11,367,765)	751,868

Net increase (decrease) in net assets from operations	(7,077,702)	10,373,448
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,152,603)	(6,568,155)
Class B	(69,740)	(197,295)
Class C	(626,385)	(1,217,537)
Net realized gain on investment transactions
Class A	(1,155,566)	– 0	–
Class B	(31,404)	– 0	–
Class C	(279,810)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(17,631,339)	(15,939,948)

Total decrease	(30,024,549)	(13,549,487)
Net Assets
Beginning of period	201,531,597	215,081,084

End of period (including distributions in excess of net investment income of ($208,011) and ($203,403), respectively)	$171,507,048	$201,531,597

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,257,048	$7,852,471
Net realized gain (loss) on investment transactions	(331,016)	949,252
Net change in unrealized appreciation/depreciation of investments	(14,533,228)	5,300,208

Net increase (decrease) in net assets from operations	(10,607,196)	14,101,931
Dividends to Shareholders from
Net investment income
Class A	(3,538,546)	(6,473,211)
Class B	(60,830)	(189,623)
Class C	(896,741)	(1,670,937)
Transactions in Shares of Beneficial Interest
Net increase	19,006,048	44,917,091

Total increase	3,902,735	50,685,251
Net Assets
Beginning of period	262,163,008	211,477,757

End of period (including distributions in excess of net investment income of ($447,968) and ($208,899), respectively)	$266,065,743	$262,163,008

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

Michigan
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,886,810	$3,822,924
Net realized gain on investment transactions	451,738	869,145
Net change in unrealized appreciation/depreciation of investments	(4,738,138)	290,042
Contributions from Adviser (see Note B)	– 0	–	1,157

Net increase (decrease) in net assets from operations	(2,399,590)	4,983,268
Dividends to Shareholders from
Net investment income
Class A	(1,402,421)	(2,822,665)
Class B	(45,805)	(134,203)
Class C	(557,395)	(1,107,126)
Transactions in Shares of Beneficial Interest
Net decrease	(13,155,067)	(3,590,276)

Total decrease	(17,560,278)	(2,671,002)
Net Assets
Beginning of period	112,457,177	115,128,179

End of period (including distributions in excess of net investment income of ($283,479) and ($164,668), respectively)	$94,896,899	$112,457,177

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,977,052	$3,621,539
Net realized gain (loss) on investment transactions	(24,272)	592,091
Net change in unrealized appreciation/depreciation of investments	(5,797,066)	1,873,515

Net increase (decrease) in net assets from operations	(3,844,286)	6,087,145
Dividends to Shareholders from
Net investment income
Class A	(1,740,086)	(3,243,863)
Class B	(7,798)	(25,137)
Class C	(295,355)	(486,245)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(14,919,770)	13,980,259

Total increase (decrease)	(20,807,295)	16,312,159
Net Assets
Beginning of period	130,121,928	113,809,769

End of period (including distributions in excess of net investment income of ($184,564) and ($118,377), respectively)	$109,314,633	$130,121,928

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,200,203	$6,737,707
Net realized gain on investment transactions	221,115	607,860
Net change in unrealized appreciation/depreciation of investments	(9,885,713)	4,213,895

Net increase (decrease) in net assets from operations	(6,464,395)	11,559,462
Dividends to Shareholders from
Net investment income
Class A	(2,545,489)	(5,370,090)
Class B	(71,448)	(218,264)
Class C	(640,958)	(1,265,622)
Transactions in Shares of Beneficial Interest
Net decrease	(11,429,528)	(6,217,459)

Total decrease	(21,151,818)	(1,511,973)
Net Assets
Beginning of period	172,720,989	174,232,962

End of period (including distributions in excess of net investment income of ($246,348) and ($188,656), respectively)	$151,569,171	$172,720,989

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,725,890	$5,743,939
Net realized gain on investment transactions	721,437	141,859
Net change in unrealized appreciation/depreciation of investments	(7,313,222)	1,634,755

Net increase (decrease) in net assets from operations	(3,865,895)	7,520,553
Dividends to Shareholders from
Net investment income
Class A	(2,107,979)	(4,382,740)
Class B	(63,253)	(198,677)
Class C	(622,736)	(1,299,339)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(12,323,395)	6,922,334

Total increase (decrease)	(18,983,258)	8,562,131
Net Assets
Beginning of period	169,965,260	161,403,129

End of period (including distributions in excess of net investment income of ($225,629) and ($157,551), respectively)	$150,982,002	$169,965,260

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,486,541	$5,046,803
Net realized gain on investment transactions	261,812	1,736,393
Net change in unrealized appreciation/depreciation of investments	(7,137,024)	1,721,119

Net increase (decrease) in net assets from operations	(4,388,671)	8,504,315
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,992,080)	(3,975,845)
Class B	(64,674)	(181,793)
Class C	(429,787)	(889,165)
Net realized gain on investment transactions
Class A	(924,127)	– 0	–
Class B	(37,512)	– 0	–
Class C	(244,880)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(4,058,556)	(3,957,873)

Total decrease	(12,140,287)	(500,361)
Net Assets
Beginning of period	138,241,160	138,741,521

End of period (including distributions in excess of net investment income of ($129,554) and ($129,554), respectively)	$126,100,873	$138,241,160

See notes to financial statements.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,592,234	$8,594,035
Net realized gain on investment transactions	1,629,557	1,325,638
Net change in unrealized appreciation/depreciation of investments	(13,605,918)	4,650,756

Net increase (decrease) in net assets from operations	(7,384,127)	14,570,429
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,715,747)	(7,033,665)
Class B	(67,197)	(174,112)
Class C	(932,958)	(1,633,548)
Net realized gain on investment transactions
Class A	(413,890)	– 0	–
Class B	(9,397)	– 0	–
Class C	(129,670)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(22,554,948)	29,257,496

Total increase (decrease)	(35,207,934)	34,986,600
Net Assets
Beginning of period	269,113,424	234,126,824

End of period (including distributions in excess of net investment income of ($8,774) and undistributed net investment income of $114,894, respectively)	$233,905,490	$269,113,424

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Notes to Financial Statements

transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2011:

Arizona Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$171,724,358		$	– 0	–	$171,724,358
Local Governments - Municipal Bonds		– 0	–	1,278,606			– 0	–	1,278,606

Total Investments in Securities		– 0	–	173,002,964			– 0	–	173,002,964
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		45,708		45,708
Liabilities
Interest Rate Swap Contracts		– 0	–	– 0	–		(108,692)		(108,692)

Total	$	– 0	–	$173,002,964			$(62,984)		$172,939,980

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Massachusetts Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$244,235,378		$	– 0	–	$244,235,378
Short-Term Municipal Notes		– 0	–	10,200,000			– 0	–	10,200,000

Total Investments in Securities		– 0	–	254,435,378			– 0	–	254,435,378
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		1,368,717		1,368,717
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$254,435,378			$1,368,717		$255,804,095

Michigan Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$94,917,580		$	– 0	–	$94,917,580

Total Investments in Securities		– 0	–	94,917,580			– 0	–	94,917,580
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		742,628		742,628
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$94,917,580			$742,628		$95,660,208

Minnesota Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$109,707,565		$	– 0	–	$109,707,565

Total Investments in Securities		– 0	–	109,707,565			– 0	–	109,707,565
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		390,763		390,763
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$109,707,565			$390,763		$110,098,328

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

New Jersey Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$154,967,846		$	– 0	–	$154,967,846

Total Investments in Securities		– 0	–	154,967,846			– 0	–	154,967,846
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		351,236		351,236
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$154,967,846			$351,236		$155,319,082

Ohio Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$139,766,111		$	– 0	–	$139,766,111
Short-Term Municipal Notes		– 0	–	6,445,000			– 0	–	6,445,000

Total Investments in Securities		– 0	–	146,211,111			– 0	–	146,211,111
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		401,928		401,928
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$146,211,111			$401,928		$146,613,039

Pennsylvania Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$127,636,561		$	– 0	–	$127,636,561

Total Investments in Securities		– 0	–	127,636,561			– 0	–	127,636,561
Other Financial Instruments*:		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$127,636,561		$	– 0	–	$127,636,561

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Virginia Portfolio
Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$226,115,076		$	– 0	–	$226,115,076
Local Governments - Municipal Bonds		– 0	–	2,264,736			– 0	–	2,264,736

Total Investments in Securities		– 0	–	228,379,812			– 0	–	228,379,812
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts		– 0	–	– 0	–		663,115		663,115
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$228,379,812			$663,115		$229,042,927

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

Arizona Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		(62,984)			(62,984)
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$(62,984)			$(62,984)

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Massachusetts Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		1,368,717			1,368,717
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$1,368,717			$1,368,717

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

Michigan Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		742,628			742,628
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$742,628			$742,628

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

Minnesota Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		390,763			390,763
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$390,763			$390,763

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

New Jersey Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		351,236			351,236
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$351,236			$351,236

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

Ohio Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		401,928			401,928
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$401,928			$401,928

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

Virginia Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to level 3		663,115			663,115
Transfers out of level 3		– 0	–		– 0	–

Balance as of 3/31/11		$663,115			$663,115

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11*	$	– 0	–	$	– 0	–

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

3. Taxes

It is each Portfolios’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

During the year ended September 30, 2010, the Adviser reimbursed the Michigan Portfolio $1,157 for trading losses incurred due to a trade entry error.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

For the six months ended March 31, 2011, such reimbursement waivers amounted to $152,513, $110,599, $13,113, $61,032, $81,357, $99,425, $35,192 and $245,656 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2011, such fees amounted to $37,523, $43,914, $35,404, $36,462, $39,620, $42,822, $35,342 and $39,627 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2011, such compensation retained by ABIS amounted to: $12,273, $18,021, $15,056, $12,631, $16,244, $17,126, $16,811 and $17,868 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2011 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B		Class C
Arizona	$ – 0	–	$4,490		$1,023		$3,752
Massachusetts	80		14,259		261		13,838
Michigan	– 0	–	601		3,923		1,005
Minnesota	131		158		– 0	–	2,391
New Jersey	– 0	–	1,000		802		2,296
Ohio	144		– 0	–	1,224		1,925
Pennsylvania	326		1,954		359		508
Virginia	518		21,674		621		3,469

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,422,180	$1,892,400
Massachusetts	3,377,476	3,491,834
Michigan	3,172,876	4,260,056
Minnesota	2,644,832	2,641,965
New Jersey	5,280,336	3,482,645
Ohio	4,310,357	3,717,187
Pennsylvania	3,556,881	3,305,159
Virginia	3,582,652	2,825,962

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2011, were as follows:

Portfolio	Purchases	Sales
Arizona	$1,576,798	$15,433,442
Massachusetts	23,778,532	6,216,979
Michigan	2,581,801	11,022,150
Minnesota	11,809,937	11,905,307
New Jersey	733,775	6,381,416
Ohio	5,784,986	21,879,103
Pennsylvania	8,246,305	9,633,176
Virginia	15,772,057	36,230,318

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2011.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
Arizona	$1,607,913	$(6,605,914)	$(4,998,001)
Massachusetts	5,851,590	(5,727,363)	124,227
Michigan	2,132,552	(1,836,440)	296,112
Minnesota	1,776,867	(1,941,302)	(164,435)
New Jersey	3,301,273	(5,537,143)	(2,235,870)
Ohio	2,777,649	(3,797,696)	(1,020,047)
Pennsylvania	1,813,268	(4,725,560)	(2,912,292)
Virginia	3,603,537	(5,781,607)	(2,178,070)

1. Derivative Financial Instruments

Each Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

Each Portfolio may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2011, Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio and Virginia Portfolio held interest rate swaps for hedging purposes.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of March 31, 2011, the Arizona Portfolio had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $108,692 at March 31, 2011.

At March 31, 2011, the Portfolios had entered into the following derivatives:

Arizona Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$45,708	Unrealized depreciation on interest rate swap contracts	$108,692

Total		$45,708		$108,692

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$4,609	$55,405

Total		$4,609	$55,405

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $2,440,000.

Massachusetts Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,368,717

Total		$1,368,717

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$239,282	$(575,513)

Total		$239,282	$(575,513)

110	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $13,100,000.

Michigan Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$742,628

Total		$742,628

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$119,877	$(257,738)

Total		$119,877	$(257,738)

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $6,200,000.

Minnesota Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$390,763

Total		$390,763

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$66,320	$(140,667)

Total		$66,320	$(140,667)

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $3,500,000.

New Jersey Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$351,236

Total		$351,236

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$57,704	$(124,609)

Total		$57,704	$(124,609)

112	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $3,000,000.

Ohio Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$401,928

Total		$401,928

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$68,215	$(144,685)

Total		$68,215	$(144,685)

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $3,600,000.

Virginia Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$663,115

Total		$663,115

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$123,088	$(318,064)

Total		$123,088	$(318,064)

For the six months ended March 31, 2011, the average monthly notional amount of interest rate swaps was $7,000,000.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	750,763	1,386,384	$8,019,621	$15,179,020

Shares issued in reinvestment of dividends and distributions	237,178	336,557	2,514,443	3,678,934

Shares converted from Class B	59,743	194,264	638,988	2,122,249

Shares redeemed	(2,362,716)	(3,313,057)	(25,006,300)	(36,149,801)

Net decrease	(1,315,032)	(1,395,852)	$(13,833,248)	$(15,169,598)

Class B
Shares sold	194	3,570	$2,406	$39,034

Shares issued in reinvestment of dividends and distributions	7,109	12,888	75,304	140,536

Shares converted to Class A	(59,841)	(194,581)	(638,988)	(2,122,249)

Shares redeemed	(40,037)	(88,371)	(418,685)	(965,063)

Net decrease	(92,575)	(266,494)	$(979,963)	$(2,907,742)

114	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class C
Shares sold	156,698	553,537	$1,678,534	$6,036,899

Shares issued in reinvestment of dividends and distributions	54,442	65,384	576,057	713,718

Shares redeemed	(481,837)	(422,705)	(5,072,719)	(4,613,225)

Net increase (decrease)	(270,697)	196,216	$(2,818,128)	$2,137,392

	Massachusetts Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	6,795,349	4,732,763	$72,981,529	$52,210,069

Shares issued in reinvestment of dividends	152,329	307,046	1,647,074	3,387,569

Shares converted from Class B	58,218	196,597	632,684	2,169,093

Shares redeemed	(4,764,991)	(2,527,182)	(50,912,998)	(27,883,330)

Net increase	2,240,905	2,709,224	$24,348,289	$29,883,401

Class B
Shares sold	2,332	29,429	$26,201	$323,027

Shares issued in reinvestment of dividends	3,594	8,920	38,799	98,325

Shares converted to Class A	(58,325)	(197,050)	(632,684)	(2,169,093)

Shares redeemed	(34,375)	(110,397)	(365,009)	(1,218,841)

Net decrease	(86,774)	(269,098)	$(932,693)	$(2,966,582)

Class C
Shares sold	495,758	2,167,029	$5,394,694	$23,848,459

Shares issued in reinvestment of dividends	60,755	108,387	655,529	1,194,412

Shares redeemed	(974,404)	(635,506)	(10,459,771)	(7,042,599)

Net increase (decrease)	(417,891)	1,639,910	$(4,409,548)	$18,000,272

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	419,045	944,052	$4,434,600	$10,134,042

Shares issued in reinvestment of dividends	89,093	180,595	941,604	1,937,491

Shares converted from Class B	45,080	138,150	474,793	1,479,075

Shares redeemed	(1,324,250)	(1,353,398)	(13,912,823)	(14,521,834)

Net decrease	(771,032)	(90,601)	$(8,061,826)	$(971,226)

Class B
Shares sold	7,360	12,560	$79,220	$135,155

Shares issued in reinvestment of dividends	3,676	9,940	38,810	106,370

Shares converted to Class A	(45,161)	(138,396)	(474,793)	(1,479,075)

Shares redeemed	(67,104)	(89,717)	(712,877)	(962,177)

Net decrease	(101,229)	(205,613)	$(1,069,640)	$(2,199,727)

Class C
Shares sold	133,753	531,668	$1,418,969	$5,695,213

Shares issued in reinvestment of dividends	38,706	73,992	408,507	792,800

Shares redeemed	(552,659)	(645,737)	(5,851,077)	(6,907,336)

Net decrease	(380,200)	(40,077)	$(4,023,601)	$(419,323)

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	1,126,745	2,295,077	$11,289,357	$23,218,071

Shares issued in reinvestment of dividends	100,070	190,492	996,270	1,930,757

Shares converted from Class B	9,970	37,663	100,595	382,495

Shares redeemed	(2,611,573)	(1,400,169)	(25,878,326)	(14,196,749)

Net increase (decrease)	(1,374,788)	1,123,063	$(13,492,104)	$11,334,574

116	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class B
Shares sold	116	1,956	$1,169	$19,750

Shares issued in reinvestment of dividends	526	1,684	5,235	17,028

Shares converted to Class A	(9,970)	(37,667)	(100,595)	(382,495)

Shares redeemed	(7,876)	(15,185)	(80,064)	(154,845)

Net decrease	(17,204)	(49,212)	$(174,255)	$(500,562)

Class C
Shares sold	246,464	608,333	$2,470,988	$6,196,160

Shares issued in reinvestment of dividends	20,835	34,423	207,477	349,107

Shares redeemed	(396,269)	(335,897)	(3,931,876)	(3,399,020)

Net increase (decrease)	(128,970)	306,859	$(1,253,411)	$3,146,247

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	2,648,753	1,443,475	$24,776,087	$13,767,441

Shares issued in reinvestment of dividends	113,137	255,850	1,067,221	2,450,632

Shares converted from Class B	71,251	271,674	676,094	2,594,437

Shares redeemed	(3,650,277)	(2,489,943)	(34,174,608)	(23,776,630)

Net decrease	(817,136)	(518,944)	$(7,655,206)	$(4,964,120)

Class B
Shares sold	15,629	15,916	$145,434	$152,156

Shares issued in reinvestment of dividends	5,184	16,193	48,949	154,829

Shares converted to Class A	(71,251)	(271,624)	(676,094)	(2,594,437)

Shares redeemed	(70,368)	(119,528)	(660,435)	(1,141,057)

Net decrease	(120,806)	(359,043)	$(1,142,146)	$(3,428,509)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class C
Shares sold	202,248	574,812	$1,933,633	$5,508,908

Shares issued in reinvestment of dividends	47,856	92,948	451,228	890,941

Shares redeemed	(537,472)	(441,247)	(5,017,037)	(4,224,679)

Net increase (decrease)	(287,368)	226,513	$(2,632,176)	$2,175,170

	Ohio Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	2,205,496	1,767,927	$22,066,448	$17,766,498

Shares issued in reinvestment of dividends	137,705	278,911	1,370,650	2,802,723

Shares converted from Class B	73,105	256,168	731,312	2,568,886

Shares redeemed	(3,408,533)	(1,565,445)	(33,607,514)	(15,731,710)

Net increase (decrease)	(992,227)	737,561	$(9,439,104)	$7,406,397

Class B
Shares sold	3,266	16,435	$33,009	$164,786

Shares issued in reinvestment of dividends	5,060	16,274	51,852	163,118

Shares converted to Class A	(73,194)	(256,438)	(731,312)	(2,568,886)

Shares redeemed	(64,612)	(107,716)	(639,404)	(1,076,525)

Net decrease	(129,480)	(331,445)	$(1,285,855)	$(3,317,507)

Class C
Shares sold	221,156	601,639	$2,205,153	$6,051,365

Shares issued in reinvestment of dividends	42,903	91,196	426,819	915,850

Shares redeemed	(427,014)	(411,498)	(4,230,408)	(4,133,771)

Net increase (decrease)	(162,955)	281,337	$(1,598,436)	$2,833,444

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	1,093,276	932,071	$10,970,909	$9,571,046

Shares issued in reinvestment of dividends and distributions	174,145	228,570	1,748,975	2,352,730

Shares converted from Class B	75,777	188,514	767,445	1,935,268

Shares redeemed	(1,412,017)	(1,419,314)	(14,174,873)	(14,595,766)

Net decrease	(68,819)	(70,159)	$(687,544)	$(736,722)

Class B
Shares sold	1,904	20,934	$19,524	$214,841

Shares issued in reinvestment of dividends and distributions	6,878	11,560	69,106	118,886

Shares converted to Class A	(75,777)	(188,514)	(767,445)	(1,935,268)

Shares redeemed	(40,060)	(97,729)	(408,296)	(1,001,391)

Net decrease	(107,055)	(253,749)	$(1,087,111)	$(2,602,932)

Class C
Shares sold	54,003	230,578	$546,431	$2,379,445

Shares issued in reinvestment of dividends and distributions	49,508	59,707	496,914	614,585

Shares redeemed	(330,059)	(351,587)	(3,327,246)	(3,612,249)

Net decrease	(226,548)	(61,302)	$(2,283,901)	$(618,219)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

Class A
Shares sold	1,270,256	3,844,511	$13,534,186	$41,509,568

Shares issued in reinvestment of dividends and distributions	236,415	381,966	2,511,875	4,125,389

Shares converted from Class B	52,326	155,217	559,288	1,679,390

Shares redeemed	(3,324,723)	(2,365,279)	(35,318,109)	(25,560,367)

Net increase (decrease)	(1,765,726)	2,016,415	$(18,712,760)	$21,753,980

Class B
Shares sold	5,987	11,214	$62,887	$120,553

Shares issued in reinvestment of dividends and distributions	4,933	10,821	52,316	116,493

Shares converted to Class A	(52,424)	(155,504)	(559,288)	(1,679,390)

Shares redeemed	(60,802)	(44,446)	(642,776)	(477,327)

Net decrease	(102,306)	(177,915)	$(1,086,861)	$(1,919,671)

Class C
Shares sold	329,825	1,218,547	$3,531,607	$13,124,982

Shares issued in reinvestment of dividends and distributions	74,659	106,939	790,681	1,152,477

Shares redeemed	(669,560)	(450,025)	(7,077,615)	(4,854,272)

Net increase (decrease)	(265,076)	875,461	$(2,755,327)	$9,423,187

NOTE F

Risks Involved in Investing in the Fund

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Bond Insurer Risk—The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research.

The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended March 31, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2010 and September 30, 2009 were as follows:

Arizona Portfolio	2010	2009
Distributions paid from:
Ordinary income	$54,515	$44,051
Tax-exempt income	7,928,472	8,635,748

Total distributions paid	$7,982,987	$8,679,799

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$8,130
Undistributed long-term capital gain	1,432,139	(a)
Unrealized appreciation/(depreciation)	6,296,367	(b)

Total accumulated earnings/(deficit)	$7,736,636	(c)

(a)	During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $201,820.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Massachusetts Portfolio	2010	2009
Distributions paid from:
Ordinary income	$399,273	$331,649
Tax-exempt income	7,934,498	6,950,823

Total distributions paid	$8,333,771	$7,282,472

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$98,159
Accumulated capital and other losses	(1,798,422	)(a)
Unrealized appreciation/(depreciation)	15,953,637	(b)

Total accumulated earnings/(deficit)	$14,253,374	(c)

(a)	On September 30, 2010, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,798,422 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $394,855.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Michigan Portfolio	2010	2009
Distributions paid from:
Ordinary income	$194,950	$158,857
Tax-exempt income	3,869,044	4,111,586

Total distributions paid	$4,063,994	$4,270,443

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(72,401	)(a)
Unrealized appreciation/(depreciation)	5,716,871	(b)

Total accumulated earnings/(deficit)	$5,644,470	(c)

(a)	On September 30, 2010, the Portfolio had a net capital loss carryforward for federal income tax purposes of $72,401 which expires in the year 2017. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $269,929.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Minnesota Portfolio	2010	2009
Distributions paid from:
Ordinary income	$114,591	$103,144
Tax-exempt income	3,640,654	3,702,790

Total distributions paid	$3,755,245	$3,805,934

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$6,519
Accumulated capital and other losses	(140,036	)(a)
Unrealized appreciation/(depreciation)	5,974,928	(b)

Total accumulated earnings/(deficit)	$5,841,411	(c)

(a)	On September 30, 2010, the Portfolio had a net capital loss carryforward for federal income tax purposes of $140,036 which expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $459,197.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

New Jersey Portfolio	2010	2009
Distributions paid from:
Ordinary income	$118,779	$93,669
Tax-exempt income	6,735,197	6,810,923

Total distributions paid	$6,853,976	$6,904,592

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$18,717
Accumulated capital and other losses	(6,713,248	)(a)
Unrealized appreciation/(depreciation)	7,876,797	(b)

Total accumulated earnings/(deficit)	$1,182,266	(c)

(a)	On September 30, 2010, the Portfolio had a net capital loss carryforward for federal income tax purposes of $6,713,248 of which $5,617,272 expires in the year 2011, $364,906 expires in the year 2012 and $731,070 expires in the year 2018. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The Portfolio had a capital loss carryforward expire in the amount of $4,688,584 in the current fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Ohio Portfolio	2010	2009
Distributions paid from:
Ordinary income	$121,389	$109,110
Tax-exempt income	5,759,367	6,038,846

Total distributions paid	$5,880,756	$6,147,956

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$25,015
Accumulated capital and other losses	(3,652,639	)(a)
Unrealized appreciation/(depreciation)	6,672,486	(b)

Total accumulated earnings/(deficit)	$3,044,862	(c)

(a)	On September 30, 2010, the Portfolio had a net capital loss carryforward for federal income tax purposes of $3,652,639 of which $3,615,034 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $5,158.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Pennsylvania Portfolio	2010	2009
Distributions paid from:
Ordinary income	$51,805	$59,729
Tax-exempt income	4,994,998	5,314,963

Total distributions paid	$5,046,803	$5,374,692

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$9,588
Undistributed net long-term capital gain	1,181,047	(a)
Unrealized appreciation/(depreciation)	4,224,732

Total accumulated earnings/(deficit)	$5,415,367	(b)

(a)	During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $554,258.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

Virginia Portfolio	2010	2009
Distributions paid from:
Ordinary income	$219,714	$177,675
Tax-exempt income	8,621,611	7,951,136

Total distributions paid	$8,841,325	$8,128,811

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$385,804
Undistributed net long-term capital gain	187,758	(a)
Unrealized appreciation/(depreciation)	11,891,553	(b)

Total accumulated earnings/(deficit)	$12,465,115	(c)

(a)	During the fiscal year ended September 30, 2010, the Portfolio utilized capital loss carryforwards of $825,324.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class A
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.17	$ 11.02	$ 10.28	$ 10.93	$ 11.07	$ 11.06

Income From Investment Operations
Net investment income(a)(b)	.23	.44	.45	.44	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.61)	.15	.74	(.65)	(.14)	.01

Net increase (decrease) in net asset value from operations	(.38)	.59	1.19	(.21)	.30	.46

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.44)	(.45)	(.44)	(.44)	(.45)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.31)	(.44)	(.45)	(.44)	(.44)	(.45)

Net asset value, end of period	$ 10.48	$ 11.17	$ 11.02	$ 10.28	$ 10.93	$ 11.07

Total Return
Total investment return based on net asset value(c)	(3.39)%	5.55%	11.97%	(2.08)%	2.78%	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135,754	$159,374	$172,697	$166,997	$141,882	$138,880
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.78	%(d)	.78	%(e)	.78%	.78%	.78%	.78	%(e)
Expenses, before waivers/reimbursements	.94	%(d)	.94	%(e)	.93%	.93%	.96%	.95	%(e)
Net investment income(a)	4.26	%(d)	4.06	%(e)	4.38%	4.02%	4.03%	4.11	%(e)
Portfolio turnover rate	1%	10%	7%	25%	8%	20%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class B
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05	$ 11.04

Income From Investment Operations
Net investment income(a)(b)	.19	.37	.38	.36	.37	.38
Net realized and unrealized gain (loss) on investment transactions	(.61)	.14	.75	(.65)	(.15)	– 0	–

Net increase (decrease) in net asset value from operations	(.42)	.51	1.13	(.29)	.22	.38

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.37)	(.38)	(.36)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.27)	(.37)	(.38)	(.36)	(.36)	(.37)

Net asset value, end of period	$ 10.46	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Total Return
Total investment return based on net asset value(c)	(3.73)%	4.74%	11.32%	(2.76)%	2.07%	3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,286	$4,535	$7,409	$14,485	$36,136	$52,070
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48	%(e)	1.48%	1.48%	1.48%	1.48	%(e)
Expenses, before waivers/reimbursements	1.66	%(d)	1.65	%(e)	1.65%	1.66%	1.67%	1.66	%(e)
Net investment income(a)	3.56	%(d)	3.37	%(e)	3.70%	3.32%	3.33%	3.42	%(e)
Portfolio turnover rate	1%	10%	7%	25%	8%	20%

See footnote summary on page 151.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class C
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05	$ 11.04

Income From Investment Operations
Net investment income(a)(b)	.19	.37	.38	.36	.37	.37
Net realized and unrealized gain (loss) on investment transactions	(.61)	.14	.75	(.65)	(.14)	.01

Net increase (decrease) in net asset value from operations	(.42)	.51	1.13	(.29)	.23	.38

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.37)	(.38)	(.36)	(.37)	(.37)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.27)	(.37)	(.38)	(.36)	(.37)	(.37)

Net asset value, end of period	$ 10.46	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Total Return
Total investment return based on net asset value(c)	(3.73)%	4.74%	11.32%	(2.76)%	2.07%	3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,467	$37,623	$34,975	$30,000	$26,474	$25,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48	%(e)	1.48%	1.48%	1.48%	1.48	%(e)
Expenses, before waivers/reimbursements	1.65	%(d)	1.64	%(e)	1.64%	1.64%	1.66%	1.65	%(e)
Net investment income(a)	3.57	%(d)	3.37	%(e)	3.68%	3.33%	3.34%	3.42	%(e)
Portfolio turnover rate	1%	10%	7%	25%	8%	20%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.32	$ 11.08	$ 10.36	$ 10.81	$ 10.94	$ 10.96

Income From Investment Operations
Net investment income(a)(b)	.19	.39	.42	.42	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.63)	.26	.74	(.43)	(.13)	(.02)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.44)	.65	1.16	(.01)	.31	.43

Less: Dividends
Dividends from net investment income	(.20)	(.41)	(.44)	(.44)	(.44)	(.45)

Net asset value, end of period	$ 10.68	$ 11.32	$ 11.08	$ 10.36	$ 10.81	$ 10.94

Total Return
Total investment return based on net asset value(c)	(3.92)%	6.02%	11.50%	(.22)%	2.92%	4.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$205,609	$192,427	$158,368	$109,951	$74,341	$63,120
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%(d)	.82	%(e)	.82%	.82%	.82%	.88	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	.82	%(d)	.82	%(e)	.82%	.82%	.82%	.82	%(e)
Expenses, before waivers/reimbursements	.90	%(d)	.93	%(e)	.95%	1.01%	1.06%	1.09	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	.90	%(d)	.93	%(e)	.95%	1.01%	1.06%	1.03	%(e)
Net investment income(a)	3.45	%(d)	3.50	%(e)	3.96%	3.90%	4.08%	4.18	%(e)
Portfolio turnover rate	3%	14%	7%	32%	11%	25%
See footnote summary on page 151.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.29	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.15	.31	.34	.34	.37	.38
Net realized and unrealized gain (loss) on investment transactions	(.62)	.25	.75	(.43)	(.13)	(.02)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.47)	.56	1.09	(.09)	.24	.36

Less: Dividends
Dividends from net investment income	(.16)	(.33)	(.37)	(.36)	(.37)	(.38)

Net asset value, end of period	$ 10.66	$ 11.29	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Total Return
Total investment return based on net asset value(c)	(4.17)%	5.21%	10.75%	(.91)%	2.21%	3.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,536	$4,725	$7,600	$13,477	$25,209	$41,221
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52	%(e)	1.52%	1.52%	1.52%	1.58	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.52	%(d)	1.52	%(e)	1.52%	1.52%	1.52%	1.52	%(e)
Expenses, before waivers/reimbursements	1.62	%(d)	1.64	%(e)	1.67%	1.73%	1.77%	1.81	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.62	%(d)	1.64	%(e)	1.67%	1.73%	1.77%	1.75	%(e)
Net investment income(a)	2.76	%(d)	2.82	%(e)	3.29%	3.23%	3.38%	3.49	%(e)
Portfolio turnover rate	3%	14%	7%	32%	11%	25%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.30	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.15	.31	.34	.34	.37	.38
Net realized and unrealized gain (loss) on investment transactions	(.63)	.26	.75	(.43)	(.13)	(.02)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)	.57	1.09	(.09)	.24	.36

Less: Dividends
Dividends from net investment income	(.16)	(.33)	(.37)	(.36)	(.37)	(.38)

Net asset value, end of period	$ 10.66	$ 11.30	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Total Return
Total investment return based on net asset value(c)	(4.26)%	5.29%	10.75%	(.91)%	2.22%	3.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,921	$65,011	$45,510	$36,834	$34,479	$38,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52	%(e)	1.52%	1.52%	1.52%	1.58	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.52	%(d)	1.52	%(e)	1.52%	1.52%	1.52%	1.52	%(e)
Expenses, before waivers/reimbursements	1.61	%(d)	1.63	%(e)	1.66%	1.72%	1.76%	1.80	%(e)
Expenses, before waivers/reimbursements excluding interest expense	1.61	%(d)	1.63	%(e)	1.66%	1.72%	1.76%	1.74	%(e)
Net investment income(a)	2.76	%(d)	2.80	%(e)	3.27%	3.22%	3.39%	3.49	%(e)
Portfolio turnover rate	3%	14%	7%	32%	11%	25%

See footnote summary on page 151.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.89	$ 10.79	$ 10.11	$ 10.74	$ 10.91	$ 10.88

Income From Investment Operations
Net investment income(a)(b)	.21	.39	.40	.40	.42	.43
Net realized and unrealized gain (loss) on investment transactions	(.43)	.13	.70	(.60)	(.12)	.03
Contributions from Advisor	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.22)	.52	1.10	(.20)	.30	.46

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.42)	(.42)	(.41)	(.42)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)	(.01)

Total dividends and distributions	(.22)	(.42)	(.42)	(.43)	(.47)	(.43)

Net asset value, end of period	$ 10.45	$ 10.89	$ 10.79	$ 10.11	$ 10.74	$ 10.91

Total Return
Total investment return based on net asset value(c)	(2.05)%	4.92%	11.18%	(1.97)%	2.75%	4.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,461	$73,445	$73,799	$67,798	$63,989	$64,920
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01	%(d)	1.01	%(e)	1.01%	1.01%	1.01%	.98	%(e)
Expenses, before waivers/reimbursements	1.03	%(d)	1.06	%(e)	1.07%	1.06%	1.10%	1.04	%(e)
Net investment income(a)	3.89	%(d)	3.67	%(e)	3.93%	3.77%	3.87%	3.92	%(e)
Portfolio turnover rate	3%	5%	11%	13%	2%	17%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.87	$ 10.77	$ 10.09	$ 10.72	$ 10.89	$ 10.86

Income From Investment Operations
Net investment income(a)(b)	.17	.32	.33	.32	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.42)	.12	.70	(.59)	(.12)	.04
Contributions from Advisor	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.25)	.44	1.03	(.27)	.22	.39

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.34)	(.35)	(.34)	(.34)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)	(.01)

Total dividends and distributions	(.19)	(.34)	(.35)	(.36)	(.39)	(.36)

Net asset value, end of period	$ 10.43	$ 10.87	$ 10.77	$ 10.09	$ 10.72	$ 10.89

Total Return
Total investment return based on net asset value(c)	(2.34)%	4.17%	10.45%	(2.65)%	2.04%	3.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,051	$3,235	$5,424	$10,378	$20,524	$30,813
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71	%(e)	1.71%	1.71%	1.71%	1.69	%(e)
Expenses, before waivers/reimbursements	1.76	%(d)	1.78	%(e)	1.79%	1.78%	1.81%	1.75	%(e)
Net investment income(a)	3.19	%(d)	2.99	%(e)	3.25%	3.08%	3.17%	3.23	%(e)
Portfolio turnover rate	3%	5%	11%	13%	2%	17%

See footnote summary on page 151.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.87	$ 10.78	$ 10.09	$ 10.73	$ 10.89	$ 10.87

Income From Investment Operations
Net investment income(a)(b)	.17	.32	.33	.33	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.42)	.11	.71	(.61)	(.11)	.03
Contributions from Advisor	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.25)	.43	1.04	(.28)	.23	.38

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.34)	(.35)	(.34)	(.34)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)	(.01)

Total dividends and distributions	(.18)	(.34)	(.35)	(.36)	(.39)	(.36)

Net asset value, end of period	$ 10.44	$ 10.87	$ 10.78	$ 10.09	$ 10.73	$ 10.89

Total Return
Total investment return based on net asset value(c)	(2.30)%	4.10%	10.54%	(2.74)%	2.13%	3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,385	$35,777	$35,905	$34,290	$37,755	$41,274
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71	%(e)	1.71%	1.71%	1.71%	1.68	%(e)
Expenses, before waivers/reimbursements	1.74	%(d)	1.76	%(e)	1.78%	1.76%	1.81%	1.74	%(e)
Net investment income(a)	3.19	%(d)	2.97	%(e)	3.24%	3.08%	3.17%	3.23	%(e)
Portfolio turnover rate	3%	5%	11%	13%	2%	17%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class A
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.35		$ 10.17		$ 9.51	$ 10.05	$ 10.20	$ 10.19

Income From Investment Operations
Net investment income(a)(b)	.17		.32		.37	.39	.41	.42
Net realized and unrealized gain (loss) on investment transactions	(.45)		.19		.67	(.53)	(.15)	.01

Net increase (decrease) in net asset value from operations	(.28)		.51		1.04	(.14)	.26	.43

Less: Dividends
Dividends from net investment income	(.18)		(.33)		(.38)	(.40)	(.41)	(.42)

Net asset value, end of period	$ 9.89		$ 10.35		$ 10.17	$ 9.51	$ 10.05	$ 10.20

Total Return
Total investment return based on net asset value(c)	(2.73)%		5.10%		11.20%	(1.53)%	2.58%	4.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,860		$107,206		$93,916	$78,064	$73,400	$71,172
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(d)	.90	%(e)	.90%	.90%	.90%	.97	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	.90	%(d)	.90	%(e)	.90%	.90%	.90%	.90	%(e)
Expenses, before waivers/reimbursements	1.00	%(d)	1.02	%(e)	1.07%	1.10%	1.16%	1.17	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.00	%(d)	1.02	%(e)	1.07%	1.10%	1.16%	1.10	%(e)
Net investment income(a)	3.42	%(d)	3.11	%(e)	3.79%	3.93%	4.03%	4.10	%(e)
Portfolio turnover rate	10%		22%		1%	7%	1%	13%

See footnote summary on page 151.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class B
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.35		$ 10.17		$ 9.51	$ 10.05	$ 10.20	$ 10.19

Income From Investment Operations
Net investment income(a)(b)	.13		.25		.30	.32	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.45)		.19		.67	(.53)	(.15)	.01

Net increase (decrease) in net asset value from operations	(.32)		.44		.97	(.21)	.19	.35

Less: Dividends
Dividends from net investment income	(.14)		(.26)		(.31)	(.33)	(.34)	(.34)

Net asset value, end of period	$ 9.89		$ 10.35		$ 10.17	$ 9.51	$ 10.05	$ 10.20

Total Return
Total investment return based on net asset value(c)	(3.07)%		4.39%		10.43%	(2.21)%	1.86%	3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$477		$676		$1,165	$2,805	$6,571	$10,577
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60	%(e)	1.60%	1.60%	1.60%	1.67	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60	%(e)	1.60%	1.60%	1.60%	1.60	%(e)
Expenses, before waivers/reimbursements	1.76	%(d)	1.76	%(e)	1.81%	1.81%	1.87%	1.88	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.76	%(d)	1.76	%(e)	1.81%	1.81%	1.87%	1.81	%(e)
Net investment income(a)	2.70	%(d)	2.45	%(e)	3.19%	3.21%	3.33%	3.41	%(e)
Portfolio turnover rate	10%		22%		1%	7%	1%	13%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class C
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.36		$ 10.18		$ 9.52	$ 10.06	$ 10.21	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.14		.24		.30	.32	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.46)		.20		.67	(.53)	(.15)	.01

Net increase (decrease) in net asset value from operations	(.32)		.44		.97	(.21)	.19	.35

Less: Dividends
Dividends from net investment income	(.14)		(.26)		(.31)	(.33)	(.34)	(.34)

Net asset value, end of period	$ 9.90		$ 10.36		$ 10.18	$ 9.52	$ 10.06	$ 10.21

Total Return
Total investment return based on net asset value(c)	(3.07)%		4.37%		10.42%	(2.21)%	1.86%	3.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,978		$22,240		$18,729	$14,192	$13,818	$15,635
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60	%(e)	1.60%	1.60%	1.60%	1.67	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60	%(e)	1.60%	1.60%	1.60%	1.60	%(e)
Expenses, before waivers/reimbursements	1.71	%(d)	1.72	%(e)	1.78%	1.80%	1.86%	1.87	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.71	%(d)	1.72	%(e)	1.78%	1.80%	1.86%	1.80	%(e)
Net investment income(a)	2.72	%(d)	2.41	%(e)	3.07%	3.22%	3.33%	3.40	%(e)
Portfolio turnover rate	10%		22%		1%	7%	1%	13%

See footnote summary on page 151.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93	$ 9.90

Income From Investment Operations
Net investment income(a)(b)	.20		.39		.40	.40	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.56)		.28		.43	(.63)	(.17)	.03

Net increase (decrease) in net asset value from operations	(.36)		.67		.83	(.23)	.25	.45

Less: Dividends
Dividends from net investment income	(.20)		(.40)		(.41)	(.40)	(.42)	(.42)

Net asset value, end of period	$ 9.26		$ 9.82		$ 9.55	$ 9.13	$ 9.76	$ 9.93

Total Return
Total investment return based on net asset value(c)	(3.69)%		7.17%		9.45%	(2.46)%	2.52%	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,184		$129,078		$130,515	$116,562	$101,138	$83,088
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%(d)	.87	%(e)	.87%	.87%	.94%	1.01	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	.87	%(d)	.87	%(e)	.87%	.87%	.87%	.87	%(e)
Expenses, before waivers/reimbursements	.97	%(d)	.97	%(e)	.99%	.99%	1.10%	1.15	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	.97	%(d)	.97	%(e)	.99%	.99%	1.03%	1.01	%(e)
Net investment income(a)	4.14	%(d)	4.08	%(e)	4.48%	4.15%	4.23%	4.25	%(e)
Portfolio turnover rate	0	%(g)	9%		8%	32%	6%	6%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93	$ 9.90

Income From Investment Operations
Net investment income(a)(b)	.16		.32		.34	.33	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.55)		.28		.43	(.62)	(.17)	.03

Net increase (decrease) in net asset value from operations	(.39)		.60		.77	(.29)	.18	.38

Less: Dividends
Dividends from net investment income	(.17)		(.33)		(.35)	(.34)	(.35)	(.35)

Net asset value, end of period	$ 9.26		$ 9.82		$ 9.55	$ 9.13	$ 9.76	$ 9.93

Total Return
Total investment return based on net asset value(c)	(4.02)%		6.43%		8.69%	(3.14)%	1.80%	3.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,482		$4,878		$8,174	$13,898	$27,275	$42,766
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57	%(e)	1.57%	1.57%	1.64%	1.71	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57	%(e)	1.57%	1.57%	1.57%	1.57	%(e)
Expenses, before waivers/reimbursements	1.68	%(d)	1.68	%(e)	1.71%	1.72%	1.81%	1.86	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.68	%(d)	1.68	%(e)	1.71%	1.72%	1.74%	1.72	%(e)
Net investment income(a)	3.43	%(d)	3.37	%(e)	3.82%	3.44%	3.52%	3.55	%(e)
Portfolio turnover rate	0	%(g)	9%		8%	32%	6%	6%

See footnote summary on page 151

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.82		$ 9.56		$ 9.13	$ 9.76	$ 9.93	$ 9.90

Income From Investment Operations
Net investment income(a)(b)	.16		.32		.34	.33	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.54)		.27		.44	(.62)	(.17)	.03

Net increase (decrease) in net asset value from operations	(.38)		.59		.78	(.29)	.18	.38

Less: Dividends
Dividends from net investment income	(.17)		(.33)		(.35)	(.34)	(.35)	(.35)

Net asset value, end of period	$ 9.27		$ 9.82		$ 9.56	$ 9.13	$ 9.76	$ 9.93

Total Return
Total investment return based on net asset value(c)	(3.92)%		6.31%		8.81%	(3.14)%	1.80%	3.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,903		$38,765		$35,544	$32,332	$33,031	$34,042
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57	%(e)	1.57%	1.57%	1.63%	1.71	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57	%(e)	1.57%	1.57%	1.57%	1.57	%(e)
Expenses, before waivers/reimbursements	1.67	%(d)	1.67	%(e)	1.69%	1.70%	1.80%	1.85	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.67	%(d)	1.67	%(e)	1.69%	1.70%	1.74%	1.71	%(e)
Net investment income(a)	3.44	%(d)	3.38	%(e)	3.78%	3.44%	3.52%	3.55	%(e)
Portfolio turnover rate	0	%(g)	9%		8%	32%	6%	6%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class A
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.22		$ 10.12		$ 9.44	$ 10.06	$ 10.16	$ 10.14

Income From Investment Operations
Net investment income(a)(b)	.18		.37		.40	.40	.40	.41
Net realized and unrealized gain (loss) on investment transactions	(.38)		.11		.69	(.62)	(.10)	.02

Net increase (decrease) in net asset value from operations	(.20)		.48		1.09	(.22)	.30	.43

Less: Dividends
Dividends from net investment income	(.18)		(.38)		(.41)	(.40)	(.40)	(.41)

Net asset value, end of period	$ 9.84		$ 10.22		$ 10.12	$ 9.44	$ 10.06	$ 10.16

Total Return
Total investment return based on net asset value(c)	(1.96)%		4.89%		11.84%	(2.33)%	3.05%	4.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,435		$120,702		$112,101	$101,481	$93,801	$87,902
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	%(d)	.85	%(e)	.85%	.85%	.85%	.85	%(e)
Expenses, before waivers/reimbursements	.97	%(d)	.99	%(e)	.99%	1.00%	1.01%	.98	%(e)
Net investment income(a)	3.52	%(d)	3.72	%(e)	4.18%	3.97%	4.00%	4.12	%(e)
Portfolio turnover rate	4%		3%		3%	7%	4%	11%

See footnote summary on page 151.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class B
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.21		$ 10.11		$ 9.43	$ 10.05	$ 10.15	$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.14		.30		.33	.32	.33	.34
Net realized and unrealized gain (loss) on investment transactions	(.37)		.11		.69	(.61)	(.10)	.02

Net increase (decrease) in net asset value from operations	(.23)		.41		1.02	(.29)	.23	.36

Less: Dividends
Dividends from net investment income	(.15)		(.31)		(.34)	(.33)	(.33)	(.34)

Net asset value, end of period	$ 9.83		$ 10.21		$ 10.11	$ 9.43	$ 10.05	$ 10.15

Total Return
Total investment return based on net asset value(c)	(2.30)%		4.18%		11.08%	(3.02)%	2.34%	3.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,532		$4,991		$8,294	$16,192	$29,436	$41,802
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55	%(e)	1.55%	1.55%	1.55%	1.55	%(e)
Expenses, before waivers/reimbursements	1.70	%(d)	1.71	%(e)	1.71%	1.72%	1.72%	1.69	%(e)
Net investment income(a)	2.83	%(d)	3.03	%(e)	3.50%	3.26%	3.30%	3.42	%(e)
Portfolio turnover rate	4%		3%		3%	7%	4%	11%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class C
	Six Months Ended March 31, 2011 (unaudited)		Year Ended September 30,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.21		$ 10.12		$ 9.43	$ 10.06	$ 10.16	$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.14		.30		.33	.33	.33	.34
Net realized and unrealized gain (loss) on investment transactions	(.37)		.10		.70	(.63)	(.10)	.03

Net increase (decrease) in net asset value from operations	(.23)		.40		1.03	(.30)	.23	.37

Less: Dividends
Dividends from net investment income	(.15)		(.31)		(.34)	(.33)	(.33)	(.34)

Net asset value, end of period	$ 9.83		$ 10.21		$ 10.12	$ 9.43	$ 10.06	$ 10.16

Total Return
Total investment return based on net asset value(c)	(2.30)%		4.06%		11.19%	(3.11)%	2.33%	3.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,015		$44,272		$41,008	$37,446	$40,087	$44,023
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55	%(e)	1.55%	1.55%	1.55%	1.55	%(e)
Expenses, before waivers/reimbursements	1.67	%(d)	1.69	%(e)	1.70%	1.71%	1.71%	1.68	%(e)
Net investment income(a)	2.84	%(d)	3.02	%(e)	3.48%	3.27%	3.31%	3.42	%(e)
Portfolio turnover rate	4%		3%		3%	7%	4%	11%

See footnote summary on page 151.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class A
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58	$ 10.53

Income From Investment Operations
Net investment income(a)(b)	.20	.40	.41	.41	.41	.42
Net realized and unrealized gain (loss) on investment transactions	(.53)	.27	.53	(.69)	(.14)	.05

Net increase (decrease) in net asset value from operations	(.33)	.67	.94	(.28)	.27	.47

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.40)	(.41)	(.41)	(.41)	(.42)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.29)	(.40)	(.41)	(.41)	(.41)	(.42)

Net asset value, end of period	$ 9.93	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Total Return
Total investment return based on net asset value(c)	(3.09)%	6.67%	10.00%	(2.80)%	2.60%	4.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,063	$104,928	$103,024	$93,096	$92,626	$81,151
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.95	%(d)	.95	%(e)	.95%	.95%	.95%	1.05	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	.95	%(d)	.95	%(e)	.95%	.95%	.95%	.95	%(e)
Expenses, before waivers/reimbursements	1.00	%(d)	1.01	%(e)	1.03%	1.03%	1.03%	1.11	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.00	%(d)	1.01	%(e)	1.03%	1.03%	1.03%	1.01	%(e)
Net investment income(a)	3.96	%(d)	3.88	%(e)	4.25%	3.99%	3.92%	4.00	%(e)
Portfolio turnover rate	6%	17%	9%	9%	8%	23%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class B
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58	$ 10.53

Income From Investment Operations
Net investment income(a)(b)	.16	.33	.34	.34	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.52)	.27	.53	(.69)	(.14)	.05

Net increase (decrease) in net asset value from operations	(.36)	.60	.87	(.35)	.20	.40

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.33)	(.34)	(.34)	(.34)	(.35)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.33)	(.34)	(.34)	(.34)	(.35)

Net asset value, end of period	$ 9.93	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Total Return(c)
Total investment return based on net asset value	(3.43)%	5.93%	9.24%	(3.48)%	1.89%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,306	$4,642	$7,135	$11,245	$21,329	$33,448
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65	%(e)	1.65%	1.65%	1.65%	1.75	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.65	%(d)	1.65	%(e)	1.65%	1.65%	1.65%	1.65	%(e)
Expenses, before waivers/reimbursements	1.72	%(d)	1.73	%(e)	1.75%	1.75%	1.74%	1.82	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.72	%(d)	1.73	%(e)	1.75%	1.75%	1.74%	1.72	%(e)
Net investment income(a)	3.24	%(d)	3.18	%(e)	3.57%	3.27%	3.21%	3.31	%(e)
Portfolio turnover rate	6%	17%	9%	9%	8%	23%

See footnote summary on page 151.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class C
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58	$ 10.53

Income From Investment Operations
Net investment income(a)(b)	.16	.33	.34	.34	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.52)	.27	.53	(.69)	(.14)	.05

Net increase (decrease) in net asset value from operations	(.36)	.60	.87	(.35)	.20	.40

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.33)	(.34)	(.34)	(.34)	(.35)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.33)	(.34)	(.34)	(.34)	(.35)

Net asset value, end of period	$ 9.93	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Total Return
Total investment return based on net asset value(c)	(3.43)%	5.93%	9.24%	(3.48)%	1.89%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,732	$28,671	$28,583	$30,194	$31,295	$34,332
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65	%(e)	1.65%	1.65%	1.65%	1.75	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.65	%(d)	1.65	%(e)	1.65%	1.65%	1.65%	1.65	%(e)
Expenses, before waivers/ reimbursements	1.71	%(d)	1.71	%(e)	1.73%	1.74%	1.74%	1.82	%(e)
Expenses, before waivers/ reimbursements, excluding interest expense	1.71	%(d)	1.71	%(e)	1.73%	1.74%	1.74%	1.72	%(e)
Net investment income(a)	3.25	%(d)	3.17	%(e)	3.55%	3.29%	3.22%	3.30	%(e)
Portfolio turnover rate	6%	17%	9%	9%	8%	23%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class A
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.07	$ 10.84	$ 10.01	$ 10.68	$ 10.84	$ 10.82

Income From Investment Operations
Net investment income(a)(b)	.21	.39	.42	.43	.45	.47
Net realized and unrealized gain (loss) on investment transactions	(.49)	.24	.85	(.66)	(.16)	.02

Net increase (decrease) in net asset value from operations	(.28)	.63	1.27	(.23)	.29	.49

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.40)	(.44)	(.44)	(.45)	(.47)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.24)	(.40)	(.44)	(.44)	(.45)	(.47)

Net asset value, end of period	$ 10.55	$ 11.07	$ 10.84	$ 10.01	$ 10.68	$ 10.84

Total Return
Total investment return based on net asset value(c)	(2.55)%	6.00%	13.03%	(2.33)%	2.72%	4.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,228	$204,517	$178,412	$141,216	$119,858	$109,343
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%(d)	.72	%(e)	.72%	.72%	.72%	.73	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	.72	%(d)	.72	%(e)	.72%	.72%	.72%	.72	%(e)
Expenses, before waivers/ reimbursements	.92	%(d)	.92	%(e)	.94%	.96%	.99%	1.01	%(e)
Expenses, before waivers/ reimbursements, excluding interest expense	.92	%(d)	.92	%(e)	.94%	.96%	.99%	1.00	%(e)
Net investment income(a)	3.90	%(d)	3.64	%(e)	4.17%	4.07%	4.19%	4.33	%(e)
Portfolio turnover rate	6%	8%	9%	26%	15%	31%

See footnote summary on page 151.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class B
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.05	$ 10.82	$ 9.99	$ 10.66	$ 10.82	$ 10.80

Income From Investment Operations
Net investment income(a)(b)	.17	.32	.35	.35	.38	.39
Net realized and unrealized gain (loss) on investment transactions	(.49)	.24	.85	(.66)	(.17)	.02

Net increase (decrease) in net asset value from operations	(.32)	.56	1.20	(.31)	.21	.41

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.33)	(.37)	(.36)	(.37)	(.39)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.33)	(.37)	(.36)	(.37)	(.39)

Net asset value, end of period	$ 10.53	$ 11.05	$ 10.82	$ 9.99	$ 10.66	$ 10.82

Total Return
Total investment return based on net asset value(c)	(2.89)%	5.29%	12.27%	(3.02)%	2.01%	3.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,450	$4,752	$6,578	$11,582	$23,486	$37,006
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42	%(e)	1.42%	1.42%	1.42%	1.43	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.42	%(d)	1.42	%(e)	1.42%	1.42%	1.42%	1.42	%(e)
Expenses, before waivers/reimbursements	1.63	%(d)	1.64	%(e)	1.67%	1.67%	1.69%	1.72	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.63	%(d)	1.64	%(e)	1.67%	1.67%	1.69%	1.71	%(e)
Net investment income(a)	3.20	%(d)	2.96	%(e)	3.55%	3.37%	3.49%	3.64	%(e)
Portfolio turnover rate	6%	8%	9%	26%	15%	31%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class C
Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 11.04	$ 10.81	$ 9.98	$ 10.66	$ 10.81	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.17	.32	.35	.36	.38	.39
Net realized and unrealized gain (loss) on investment transactions	(.49)	.24	.85	(.68)	(.16)	.02

Net increase (decrease) in net asset value from operations	(.32)	.56	1.20	(.32)	.22	.41

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.33)	(.37)	(.36)	(.37)	(.39)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.33)	(.37)	(.36)	(.37)	(.39)

Net asset value, end of period	$ 10.52	$ 11.04	$ 10.81	$ 9.98	$ 10.66	$ 10.81

Total Return
Total investment return based on net asset value(c)	(2.89)%	5.29%	12.28%	(3.11)%	2.11%	3.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,227	$59,844	$49,137	$36,517	$35,516	$34,544
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42	%(e)	1.42%	1.42%	1.42%	1.43	%(e)
Expenses, net of waivers/reimbursements, excluding interest expense	1.42	%(d)	1.42	%(e)	1.42%	1.42%	1.42%	1.42	%(e)
Expenses, before waivers/reimbursements	1.62	%(d)	1.62	%(e)	1.65%	1.66%	1.69%	1.71	%(e)
Expenses, before waivers/reimbursements, excluding interest expense	1.62	%(d)	1.62	%(e)	1.65%	1.66%	1.69%	1.70	%(e)
Net investment income(a)	3.21	%(d)	2.95	%(e)	3.48%	3.38%	3.50%	3.64	%(e)
Portfolio turnover rate	6%	8%	9%	26%	15%	31%
See footnote summary on page 151.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Amount is less than $.005.

(g)	Amount is less than .5%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Shareholders of AllianceBernstein Municipal Income Fund II (the “Fund”) was held on November 5, 2010, and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Trustees for the Fund, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved for all Portfolios. For the Minnesota Portfolio, Pennsylvania Portfolio and Virginia Portfolio, at the December 16, 2010 Meeting, with respect to the fifth item of business, changes to each Portfolio’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the January 5, 2011 Meeting, for the Michigan Portfolio, with respect to the fifth item of business, changes to the Portfolio’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. With respect to the third item of business, the amendment of the Declaration of Trust, and with respect to the fifth item of business, for the Arizona Portfolio, Massachusetts Portfolio, New Jersey Portfolio and Ohio Portfolio, changes to each Portfolio’s fundamental policy regarding commodities, an insufficient number of the required outstanding shares were voted in favor of the proposals, and, therefore, the proposals were not approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Trustees, each such Trustee to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	91,897,905	4,572,309
Michael J. Downey	91,926,954	4,543,260
William H. Foulk, Jr.	91,645,463	4,824,751
D. James Guzy	91,797,234	4,672,979
Nancy P. Jacklin	91,897,559	4,572,655
Robert M. Keith	91,882,558	4,587,656
Garry L. Moody	91,771,362	4,698,851
Marshall C. Turner, Jr.	91,915,505	4,554,709
Earl D. Weiner	91,783,354	4,686,859

	Voted For	Voted Against	Abstained	Broker Non-votes
3. Approve the amendment to the Agreement and Declaration of Trust.

The Fund	62,382,573	3,915,622	8,585,534	23,606,983

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Results of Shareholders Meeting

Portfolio	Voted For	Voted Against	Abstained	Broker Non-Votes
5. Approve the amendment of the Portfolio’s fundamental policy regarding commodities.

Arizona Portfolio	8,971,476	473,640	1,002,485	3,406,108
Massachusetts Portfolio	9,107,632	637,459	2,240,264	6,015,608
Michigan Portfolio	5,071,784	268,915	591,851	1,522,887
Minnesota Portfolio	6,365,271	396,417	558,622	1,646,595
New Jersey Portfolio	7,002,347	287,380	1,363,202	3,801,967
Ohio Portfolio	7,715,487	839,143	973,890	2,825,032
Pennsylvania Portfolio	6,439,339	301,374	560,412	1,618,648
Virginia Portfolio	11,705,726	853,155	1,156,458	2,770,139

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Results of Shareholders Meeting

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 2-4, 2010:

•	Arizona Portfolio

•	Massachusetts Portfolio

•	Michigan Portfolio

•	Minnesota Portfolio

•	New Jersey Portfolio

•	Ohio Portfolio

•	Pennsylvania Portfolio

•	Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio wherein the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio, and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the trustees on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The trustees further noted that the Adviser had waived reimbursements in each Portfolio’s latest fiscal year from the Michigan Portfolio and Virginia Portfolio. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2008 and 2009 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information

156	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries which provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

Fall-Out Benefits

The trustees considered the benefits to the Adviser and its affiliates from their relationships with the Portfolios other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients (although not for the Portfolios) on an agency basis), 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be somewhat lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2010 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2010 and (in the case of comparisons with the Index) the since inception period. The trustees also reviewed performance information for periods ended September 30, 2010 (for which the data was not limited to Class A Shares).

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was 2nd out of 3 of the Performance Group and in the 5th quintile of the Performance Universe for the 1-year period, 3rd out of 3 of the Performance Group and in the 4th quintile

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	157

the Performance Universe for the 3-year period, 2nd out of 3 of the Performance Group and in the 2nd quintile of the Performance Universe for the 5-year period, and 1st out of 3 of the Performance Group and in the 1st quintile the Performance Universe for the 10-year period. The Portfolio underperformed the Index in all periods reviewed. The trustees also noted that in the 3-month and the year-to-date periods the Portfolio had lagged the Lipper Arizona Municipal Debt Funds Average and the Index. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s recent underperformance, the trustees concluded that the Portfolio’s performance over time had been acceptable.

Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 1-year period, in the 2nd quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods, and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the since inception period but lagged the Index in all other periods reviewed. The trustees also noted that in the 3-month period the Portfolio had lagged the Lipper Massachusetts Municipal Debt Funds Average (the “Lipper Average”) but almost matched the Index and in the year-to-date period the Portfolio had outperformed the Lipper Average and the Index. The trustees discussed with the Adviser the Portfolio’s poor relative performance and were advised that the Adviser believed that the performance reflected primarily the fact that the Portfolio holds generally higher quality and shorter duration securities than most competitors and that it also believed that the Portfolio’s portfolio is well positioned in light of the Adviser’s market outlook. Based on their review, and their discussion with the Adviser of the reasons for the Portfolio’s recent underperformance, the trustees concluded that the Portfolio’s performance was satisfactory.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was in the 5th quintile of the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Universe for the 3-year period, in the 2nd quintile of the Performance Universe for the 5-year period, and in the 1st quintile of the Performance Universe for the 10-year period. The trustees noted the small number of other funds in the Performance Universe. Performance information for the Performance Group was not available. The Portfolio underperformed the Index in all periods reviewed. The trustees also noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Michigan Municipal Debt Funds Average and the Index. The trustees discussed with the Adviser the Portfolio’s poor relative performance and were advised that the Adviser believed that the performance reflected primarily the fact that the Portfolio holds generally higher quality and shorter duration securities than most

158	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

competitors and that it also believed that the Portfolio’s portfolio is well positioned in light of the Adviser’s market outlook. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s recent underperformance, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods, and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio underperformed the Index in all periods reviewed. The trustees also noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Minnesota Municipal Debt Funds Average and the Index. The trustees discussed with the Adviser the Portfolio’s poor relative performance and were advised that the Adviser believed that the performance reflected primarily the fact that the Portfolio holds generally higher quality and shorter duration securities than most competitors and that it also believed that the Portfolio’s portfolio is well positioned in light of the Adviser’s market outlook. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees concluded that they retained confidence in the Adviser’s ability to advise the Portfolio.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 5-year period, and in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year period but lagged the Index in the 3-, 5- and 10-year and the since inception periods. The trustees also noted that in the 3-month period the Portfolio had lagged the Lipper New Jersey Municipal Debt Funds Average (the “Lipper Average”) but almost matched the Index and in the year-to-date period the Portfolio outperformed both the Lipper Average and the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance was acceptable.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was 1st out of 4 of the Performance Group and in the 3rd quintile of the Performance Universe for the 1-year period, 2nd out of 3 of the Performance Group and in the 4th quintile of the Performance Universe for the 3-year period, 2nd out of 3 of the Performance Group and in the 2nd quintile of the Performance Universe for the

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	159

5-year period, and 1st out of 3 of the Performance Group and in the 1st quintile of the Performance Universe for the 10-year period. The Portfolio underperformed the Index in all periods reviewed. The trustees also noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Ohio Municipal Debt Funds Average and the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 3-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year period but lagged the Index in all other periods reviewed. The trustees also noted that in the 3-month period the Portfolio had lagged both the Lipper Pennsylvania Municipal Debt Funds Average (the “Lipper Average”) and the Index and in the year-to-date period the Portfolio had outperformed both the Lipper Average and the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was 4th out of 4 of the Performance Group and in the 5th quintile of the Performance Universe for the 1-year period, 2nd out of 4 of the Performance Group and in the 2nd quintile of the Performance Universe for the 3-year period, and 1st out of 4 of the Performance Group and in the 1st quintile of the Performance Universe for the 5- and 10-year periods. The trustees noted the small number of other funds in the Expense Group and the Expense Universe. The Portfolio outperformed the Index in the since inception period but lagged the Index in all other periods reviewed. The trustees also noted that in the 3-month and the year-to-date periods the Portfolio had outperformed the Lipper Virginia Municipal Debt Funds Average but lagged the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance was acceptable.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

160	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

The Adviser informed the trustees that there are no institutional products managed by it that have an investment style substantially similar to that of each of the Portfolios. The trustees reviewed relevant fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which involved investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities).

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, at the request of the Adviser and the Fund’s Senior Officer, Lipper had expanded the Expense Group of each Portfolio except the Massachusetts Portfolio, New Jersey Portfolio and Pennsylvania Portfolio to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year. The expense ratio of each of the Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary and temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	161

5 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was about the same as the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 9 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $112 million (the Expense Group median is approximately 10% larger) impacted the Portfolio’s expense ratio. The trustees also noted that the Portfolio’s Class A 12b-1 fee, which is included in the total expense ratio, is 5 basis points higher than that of the Expense Group median. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 9 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was slightly higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the

162	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Portfolio’s small asset base of approximately $131 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 6 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $172 million (the Expense Group median is approximately 40% larger) impacted the Portfolio’s expense ratio. The trustees also noted that the Portfolio’s Class A 12b-1 fee, which is included in the total expense ratio, is 10 basis points higher than that of the Expense Group median. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 7 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was slightly higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was the same as the Expense Group median and higher than the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Pennsylvania Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 7 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $138 million (the Expense Group

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	163

median is approximately 41% larger) impacted the Portfolio’s expense ratio. The trustees also noted that the Portfolio’s Class A 12b-1 fee, which is included in the total expense ratio, is 9 basis points higher than that of the Expense Group median. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 5 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

164	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios:2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the September 1, 2004 Assurance of Discontinuance (“AOD”) between the Adviser and the New York State Attorney General (“the NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios, which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

1	It should be noted that Senior Officer’s fee evaluation was completed on October 21, 2010 and discussed with the Board of Trustees on November 2-4, 2010.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	165

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. The first factor is an additional factor required to be considered by the AoD. The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what Section 36(b) of the 40 Act requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S.              2010. In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee[5]	Trust
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginian Portfolio

3	Jones v. Harris at 11.

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

166	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

The Portfolios’ net assets on September 30, 2010 are set forth below:

Portfolio	September 30, 2010 Net Assets ($MM)
Arizona Portfolio	$201.5
Massachusetts Portfolio	$261.9
Michigan Portfolio	$112.5
Minnesota Portfolio	$130.1
New Jersey Portfolio	$172.7
Ohio Portfolio	$170.0
Pennsylvania Portfolio	$138.3
Virginia Portfolio	$269.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year; expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$99,502	0.049%
Massachusetts Portfolio	$102,731	0.056%
Michigan Portfolio[6]	$94,652	0.085%
Minnesota Portfolio	$94,879	0.094%
New Jersey Portfolio	$95,439	0.060%
Ohio Portfolio	$101,488	0.067%
Pennsylvania Portfolio	$92,920	0.070%
Virginia Portfolio[6]	$103,410	0.052%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (3/31/10)[7]		Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78 1.48 1.48	% % %	0.93 1.65 1.64	% % %	September 30

6	The Adviser waived the amount in its entirety.

7	Annualized.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	167

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (3/31/10)[7]		Fiscal Year End
Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	0.93 1.65 1.63	% % %	September 30

Michigan Portfolio	Class A Class B Class C	1.01 1.71 1.71	% % %	1.06 1.77 1.76	% % %	September 30

Minnesota Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	1.02 1.76 1.73	% % %	September 30

New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	0.96 1.68 1.66	% % %	September 30

Ohio Portfolio	Class A Class B Class C	0.85 1.55 1.55	% % %	1.00 1.72 1.70	% % %	September 30

Pennsylvania Portfolio	Class A Class B Class C	0.95 1.65 1.65	% % %	1.01 1.73 1.71	% % %	September 30

Virginia Portfolio	Class A Class B Class C	0.72 1.42 1.42	% % %	0.92 1.64 1.62	% % %	September 30

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also

168	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional client account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolios.8 However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as the Portfolios. It should be noted that the Adviser represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) that the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other

8	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 13.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

investment companies for similar services by other investment advisers.9 Lipper’s analysis included the Portfolios’ ranking with respect to the contractual management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”)10 at the approximate current asset level of the subject Portfolios.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.12 An EG will typically consist of seven to twenty funds. Certain of the Portfolios had original EGs that had an insufficient number of peers. Consequently Lipper expanded the

9	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

10	It should be noted that Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

12	Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

170	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

EGs of the Portfolios to include peers that had a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee[13]	Lipper Exp. Group Median	Rank
Arizona Portfolio[14],[15]	0.450	0.545	2/13
Massachusetts Portfolio[15]	0.450	0.498	2/8
Michigan Portfolio[14],[15]	0.450	0.520	2/10
Minnesota Portfolio[14],[15]	0.450	0.500	2/13
New Jersey Portfolio[15]	0.450	0.523	2/8
Ohio Portfolio[14],[15]	0.450	0.495	2/10
Pennsylvania Portfolio[15]	0.450	0.478	2/9
Virginia Portfolio[14],[15]	0.450	0.490	3/11

Because Lipper had expanded certain of the Portfolios’ EGs, under Lipper’s standard guidelines, those Portfolios’ Lipper Expense Universes (“EU”) were also expanded to include the universes of the peers that had a similar but not the same Lipper investment objective/classification as the subject Portfolio. A “normal” EU will include funds that have the same investment objective/classification as the subject Portfolio.16

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009 when equity markets declined substantially, and conversely through the remainder of 2009 when equity markets rallied, the effects on the funds’ total

13	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

14	The Portfolio’s EG was expanded by Lipper.

15	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.

16	Except for asset size comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

expense ratios caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.17

Portfolio	Expense Ratio (%)[18]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[19]	0.780	0.803	6/14	0.802	31/78
Massachusetts Portfolio	0.819	0.852	3/9	0.852	5/13
Michigan Portfolio[19]	1.009	0.851	10/11	0.815	45/50
Minnesota Portfolio[19]	0.899	0.859	10/14	0.849	30/43
New Jersey Portfolio	0.869	0.841	8/9	0.827	10/12
Ohio Portfolio[19]	0.849	0.849	6/11	0.826	20/34
Pennsylvania Portfolio	0.949	0.829	9/10	0.824	15/17
Virginia Portfolio[19]	0.720	0.813	2/12	0.815	8/42

Based on this analysis, the Portfolios’ contractual management fees are lower than their respective Lipper EG medians. The total expense ratios of Arizona Portfolio, Massachusetts Portfolio and Virginia Portfolio are lower than their respective EG and EU medians. The total expense ratios of Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio and Pennsylvania Portfolio are higher than their respective EG and EU medians. Ohio Portfolio’s total expense ratio is equal to the EG median and is lower than the EU median.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser’s profitability information for the Portfolios prepared by the Adviser for the Trustees of the Trust was reviewed by the Senior Officer and the

17	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

18	Most recently completed fiscal year Class A share total expense ratio. As previously mentioned, the Portfolios’ total expense ratios are capped.

19	The Portfolio’s EG and EU were expanded by Lipper.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

independent consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios increased during the calendar year 2009, relative to 2008.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Adviser. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, front-end sales loads, Rule 12b-1 payments and contingent deferred sales charges (“CDSC”).

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$20,009
Massachusetts Portfolio	$22,388
Michigan Portfolio	$8,226
Minnesota Portfolio	$7,541
New Jersey Portfolio	$8,354
Ohio Portfolio	$8,876
Pennsylvania Portfolio	$6,111
Virginia Portfolio	$21,330

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$906,251	$23,392
Massachusetts Portfolio	$882,203	$36,819
Michigan Portfolio	$626,173	$12,212
Minnesota Portfolio	$431,954	$13,424
New Jersey Portfolio	$769,216	$16,302
Ohio Portfolio	$806,277	$7,998
Pennsylvania Portfolio	$648,686	$9,761
Virginia Portfolio	$923,667	$10,446

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2009, ABI paid approximately

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:20

Portfolio	ABIS Fee	Expense Offset
Arizona Portfolio	$32,082	$146
Massachusetts Portfolio	$37,026	$138
Michigan Portfolio	$34,993	$128
Minnesota Portfolio	$25,236	$80
New Jersey Portfolio	$44,450	$163
Ohio Portfolio	$38,053	$154
Pennsylvania Portfolio	$39,991	$131
Virginia Portfolio	$35,730	$130

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,21 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli22 study on advisory fees and various fund

20	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.

21	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

22	The Deli study was originally published in 2002 based on 1997 data.

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

characteristics.23 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.24 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $484 billion as of September 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

23	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

24	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year net performance returns and rankings of the Portfolios25 relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)26 for the periods ended July 31, 2010.27

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	8.22	8.22	9.38	2/3	12/14
3 year	4.48	4.88	4.55	3/3	8/12
5 year	4.05	4.05	4.03	2/3	4/11
10 year	5.13	5.06	4.89	1/3	1/11

Massachusetts Portfolio
1 year	8.44	9.41	9.58	7/9	11/13
3 year	5.34	5.03	5.03	3/9	4/13
5 year	4.49	4.22	4.24	2/9	3/12
10 year	5.19	5.19	5.19	5/9	5/11

Michigan Portfolio
1 year	7.10	N/A	9.40	N/A	7/7
3 year	4.41	N/A	4.39	N/A	3/7
5 year	3.96	N/A	3.83	N/A	2/6
10 year	5.21	N/A	4.89	N/A	1/6

Minnesota Portfolio
1 year	6.38	8.40	8.40	7/7	13/13
3 year	4.53	4.73	4.75	6/7	11/13
5 year	3.97	4.10	4.13	7/7	10/12
10 year	5.00	5.00	4.99	4/7	6/12

New Jersey Portfolio
1 year	10.41	10.59	10.50	6/9	7/12
3 year	4.15	4.25	4.41	6/9	9/12
5 year	3.86	3.79	4.07	4/8	7/11
10 year	4.47	4.93	5.02	6/8	9/11

25	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by Lipper. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in the distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be different from Lipper.

26	The Portfolios PG/PU may not be necessarily identical to the Portfolios EG/EU as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

27	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio may have had a different investment classification/objective at different points in time.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Ohio Portfolio
1 year	7.99	7.42	7.71	1/4	6/14
3 year	4.44	4.44	4.66	2/3	8/13
5 year	4.04	4.04	3.95	2/3	4/12
10 year	5.07	4.80	4.81	1/3	2/11

Pennsylvania Portfolio
1 year	10.57	9.41	10.20	3/10	5/17
3 year	4.17	4.36	4.44	6/10	11/17
5 year	3.84	3.90	3.81	6/10	8/16
10 year	5.14	4.90	5.06	4/10	7/16

Virginia Portfolio
1 year	8.35	8.49	8.54	4/4	7/8
3 year	4.90	4.89	4.63	2/4	2/8
5 year	4.31	4.12	4.01	1/4	1/7
10 year	5.22	5.09	5.00	1/4	1/7

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Portfolios (in bold)28 versus its benchmarks.29 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.30 Note that each Portfolio’s benchmark is the Barclays Capital Municipal Bond Index.

	Periods Ending July 31, 2010 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	8.09	4.40	3.99	5.10	5.75	3.96	0.61	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.96	4.52	0.64	10
Inception Date: June 1, 1994

28	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

29	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2010.

30	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	177

	Periods Ending July 31, 2010 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Massachusetts Portfolio	8.32	5.26	4.44	5.17	6.02	3.99	0.62	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.93	4.52	0.64	10
Inception Date: March 29, 1994

Michigan Portfolio	6.98	4.33	3.92	5.19	5.76	3.93	0.64	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.64	4.52	0.64	10
Inception Date: February 25, 1994

Minnesota Portfolio	6.26	4.45	3.92	4.98	5.06	3.99	0.58	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

New Jersey Portfolio	10.27	4.06	3.81	4.44	4.82	4.63	0.40	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Ohio Portfolio	7.86	4.36	3.99	5.05	5.07	4.13	0.58	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	10.44	4.09	3.80	5.12	5.27	4.15	0.59	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Virginia Portfolio	8.23	4.81	4.26	5.20	5.95	4.02	0.62	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.91	4.52	0.64	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 22, 2010

178	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	179

AllianceBernstein Family of Funds

NOTES

180	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	181

NOTES

182	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	183

NOTES

184	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0311

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 26, 2011